As filed with the Securities and Exchange Commission on January 11, 1996
                            Registration No. 33-3692
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                            Post-Effective Amendment No. 16

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 21


                        (Check appropriate box or boxes.)

                            ROCHESTER FUND MUNICIPALS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   350 Linden Oaks, Rochester, New York 14625
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (716) 383-1300

                                 --------------

                             Andrew J. Donohue, Esq.
                             OppenheimerFunds, Inc.
                             Two World Trade Center
                          New York, New York 10048-0203
                     (Name and Address of Agent for Service)

                                 --------------

                                 With a copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue NW
                             Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing become effective:

         [ ]    Immediately upon filing pursuant to paragraph (b)
         [ ]    On (date) pursuant to paragraph (b)
         [X]    Sixty days after filing pursuant to paragraph (a)(i)
         [ ]    On (date) pursuant to paragraph (a)(i)
         [ ]    75 days after filing pursuant to paragraph a(ii)
         [ ]    On (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     [ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment Registrant's Rule 24f-2 Notice for the most recent fiscal year was filed with the Securities and Exchange Commission on February 17, 1995.

-------------------------------------------------------------------------------

Rochester Fund Muncipals
Cross Reference Sheet
Form N-1A

Part A of
Form N-1A
Item No.             Heading in Prospectus
--------             ---------------------
  1                  Front Cover Page
  2                  Expenses; A Brief Overview of the Fund
  3                  Financial Highlights; Performance of the Fund
  4                  Front Cover Page; How the Fund is Managed--Organization
                      and History; Investment Objective, Policies and Considerations
  5                  About the Fund--Expenses; How the Fund is Managed;
                      Back Cover
  5A                 *
  6                  How the Fund is Managed--Organization and History;
                      The Transfer Agent; Dividends, Capital Gains and Taxes; Investment Objective, Policies and Considerations
  7                  Shareholder Account Rules and Policies; How to Buy Shares;
                      How to Sell Shares; How to Exchange Shares; Special Investor Services; Service Plan for Shares
  8                  How to Sell Shares; Special Investor Services
  9                  *


Part B of
Form N-1A
Item No.             Heading in Statement of Additional Information
---------            ----------------------------------------------
 10                  Cover Page
 11                  Cover Page
 12                  *
 13                  Investment Objectives and Policies--Other Investment
                      Techniques and Strategies; Investment Objectives and Policies--Investment Considerations/Risks
 14                  How the Fund is Managed--Trustees and Officers of the Fund
 15                  How the Fund is Managed--Major Shareholders
 16                  How the Fund is Managed--The Adviser and its Affiliates;
                      Distribution and Service Plans
 17                  Brokerage Policies of the Fund
 18                  About Your Account--Determination of Net Asset Value Per
                      Share; Dividends, Capital Gains and Taxes
 19                  Your Investment Account--How to Buy Shares; How to
                      Sell Shares; How to Exchange Shares
 20                  Dividends, Capital Gains and Taxes
 21                  How the Fund is Managed; Brokerage Policies of the Fund
 22                  Performance of the Fund
 23                  Financial Statements

---------------
* Not applicable or negative answer.

ROCHESTER FUND MUNICIPALS
Prospectus dated March 11, 1996

     Rochester Fund Municipals is a mutual fund with the investment objective of providing shareholders with as high a level of interest income exempt from Federal, New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund intends to achieve its objective by investing primarily in New York State municipal and public authority debt obligations exempt from such taxes. Except for temporary defensive purposes, at least 80% of the Fund's net assets will be invested in tax exempt municipal securities. There can be no assurance that the Fund will achieve its objective.

     This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the March 11, 1996 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).




                                     [Logo]

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE F.D.I.C. OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

                  ABOUT THE FUND

                  EXPENSES
                  A BRIEF OVERVIEW OF THE FUND
                  FINANCIAL HIGHLIGHTS
                  INVESTMENT OBJECTIVE, POLICIES AND CONSIDERATIONS HOW THE FUND IS MANAGED
                  PERFORMANCE OF THE FUND

                  ABOUT YOUR ACCOUNT

                  HOW TO BUY SHARES
                  SPECIAL INVESTOR SERVICES
                  AccountLink
                  Automatic Withdrawal and Exchange
                    Plans
                  Reinvestment Privilege
                  HOW TO SELL SHARES
                  By Mail
                  By Telephone
                  By Checkwriting
                  HOW TO EXCHANGE SHARES
                  SHAREHOLDER ACCOUNT RULES AND POLICIES
                  DIVIDENDS, CAPITAL GAINS AND TAXES
                  APPENDIX:  SPECIAL FACTORS AFFECTING AN INVESTMENT IN THE FUND

ABOUT THE FUND

EXPENSES

     The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will bear indirectly. The calculations are based on the Fund's expenses during its last fiscal year ended December 31, 1995.

     o SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account," for an explanation of how and when these charges apply.

               Maximum Sales Charge on Purchase
                (as a % of offering price) ....................   4.00%


     o ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment adviser, OppenheimerFunds,Inc.(which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed" below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

     The numbers in the table below are projections of the Fund's business expenses based on the Fund's expenses in its last fiscal year. These amounts are shown as a percentage of the average net assets for that year. The 12b-1 Distribution Plan Fees for shares are Service Plan Fees (which are a maximum of 0.25% for the service fee ). This plan is described in greater detail in "How to Buy Shares."

     The actual expenses for shares in future years may be more or less than the numbers in the table, depending on a number of factors, including the actual value of the Fund's assets.

Management Fees
-------------------------------------------------------------------------------
12b-1 Distribution Plan
  Fees
-------------------------------------------------------------------------------
Other Expenses
-------------------------------------------------------------------------------
Total Fund Operating Expenses

     o EXAMPLES. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and that the Fund's annual return is 5%, and that its operating expenses are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                    1 year      3 years     5 years   10 years
                    ------      -------     -------   --------




If you did not redeem your investment, it would incur the following expenses:

                    1 year      3 years     5 years   10 years
                    ------      -------     -------   --------


     These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which will vary.

A Brief Overview of the Fund

     Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

     o WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund's investment objective is to provide shareholders with as high a level of interest income exempt from Federal, New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. There can be no assurance that the Fund will acheive its objective.

     o WHAT DOES THE FUND INVEST IN? The Fund seeks to achieve its objective by investing primarily in New York State municipal and public authority debt obligations the interest from which is exempt from such taxes. In addition, the Fund may also invest its assets in obligations of municipal issuers located in U.S. territories. See "Dividends, Captial Gains and Taxes". Investments will be made without regard to maturity. The lack of maturity restrictions, however, may result in greater fluctuation of bond prices in the Fund's portfolio and greater fluctuation in the Fund's net asset value because the prices of long-term bonds are more affected by changes in interest rates than prices of short-term bonds.

     As a fundamental policy, at least 80% of the Fund's net assets will be invested in tax-exempt securities except when the Manager determines that market conditions could cause serious erosion of portfolio value, in which case assets may be temporarily invested in short-term taxable obligations as a defensive measure to preserve net asset value. Such temporary investments will be limited substantially to: obligations issued or guaranteed by the United States government, its agencies, instrumentalities or authorities; highly-rated corporate debt securities; prime commercial paper; or certificates of deposit of domestic banks with assets of at least $1 billion.

     o WHO MANAGES THE FUND? The Fund's investment adviser is OppenheimerFunds, Inc. The Manager (including a subsidiary) advises investment company portfolios having over $__ billion in assets at December 31, 1995. The Manager is paid an advisory fee by the Fund, based on its assets. The Fund's portfolio manager, who is employed by the Manager and who is primarily responsible for the selection of the Fund's securities, is Ronald H. Fielding. The Fund's Board of Trustees, which is elected by shareholders, oversees the investment adviser and the portfolio manager. Please refer to "How the Fund is Managed," for more information about the Manager and its fees.

     o HOW RISKY IS THE FUND? All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors such as changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices. These changes affect the value of the Fund's investments and its price per share. The Fund may invest in "inverse floater" variable rate bonds, a type of derivative investment whose yields move in the opposite direction as short-term interest rates change. While the Manager tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objective and Policies" for a more complete discussion.

     o HOW CAN I BUY SHARES? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" for more details.

     o WILL I PAY A SALES CHARGE TO BUY SHARES? The Fund offers the investor one class of shares with a maximum front-end sales load of 4%. There is no contingent deferred sales charge nor asset based sales charge on the shares. Please refer to "How to Buy Shares" for more details.

     o HOW CAN I SELL MY SHARES? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer or by writing a check against your current account. Please refer to "How to Sell Shares". The Fund also offers exchange privileges to other Oppenheimer funds, described in "How To Exchange Shares".

     o HOW HAS THE FUND PERFORMED? The Fund measures its performance by quoting its yield, tax equivalent yield, average annual total return and cumulative total return, which measure historical performance. Those yields and returns can be compared to the yields and returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. Please remember that past performance does not guarantee future results.

FINANCIAL HIGHLIGHTS

     The table on the following pages presents selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. This information has been audited by Price Waterhouse LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal year ended December 31, 1995, is included in the Statement of Additional Information.


                                      1995      1994        1993      1992      1991      1990    1989      1988    1987*    1986*
                                     ------    ------      ------    ------    ------    ------  ------    ------   ------   ------
Net asset value
  beginning of year ..............             $19.00      $17.65    $17.01    $16.24    $16.29  $16.14    $15.31   $16.06   $16.14
                                               ------      ------    ------    ------    ------  ------    ------   ------   ------
Income from investment operations:
  Net investment income ..........               1.13        1.17      1.20      1.20      1.20    1.20      1.20     1.13      .88
  Net realized and unrealized
    gain (loss) on investments ...              (2.68)       1.35       .64       .81      (.05)    .15       .83     (.57)     .16
                                               ------      ------    ------    ------    ------  ------    ------   ------   ------
Total from investment
  operations .....................              (1.55)       2.52      1.84      2.01      1.15    1.35      2.03      .56     1.04
                                               ------      ------    ------    ------    ------  ------    ------   ------   ------
Less distributions:
  Dividends from net
    investment income ............              (1.13)      (1.17)    (1.20)    (1.20)    (1.20)  (1.20)    (1.20)   (1.20)   (1.12)
    net investment income--prior
    year .........................              (0.01)         --        --        --        --      --        --      --       --
  Distributions from capital
    gains ........................                 --          --        --      (.04)       --      --        --     (.11)     --
                                               ------      ------    ------    ------    ------  ------    ------   ------   ------
  Total distributions ............              (1.14)      (1.17)    (1.20)    (1.24)    (1.20)  (1.20)    (1.20)   (1.31)   (1.12)
                                               ------      ------    ------    ------    ------  ------    ------   ------   ------
  Net asset value, end of year ...             $16.31      $19.00    $17.65    $17.01    $16.24   $16.29   $16.14   $15.31   $16.06
                                               ======      ======    ======    ======    ======   ======   ======   ======   ======
Total return (excludes
  sales load) ....................              (8.35%)     14.60%    11.19%    12.79%     7.28%    8.67%   13.72%    3.69%    6.89%
Ratios/supplemental data:
  Net assets, end of year
    (000 omitted) ................         $1,791,299  $1,794,096  $997,030  $497,440  $260,553  $98,095  $39,277  $16,567   $7,096
  Ratio of total expenses
    to average net assets ........               0.84%       0.75%     0.84%     0.87%     0.88%    1.11%    1.13%     1.2%     0.8%
  Ratio of total expenses
    (excluding interest) to
    average net assets(Y) ........               0.73%       0.64%     0.70%     0.74%     0.72%    0.91%    1.10%     1.2%     0.8%
  Ratio to net investment income
    to average net assets ........               6.43%       6.21%     6.79%     7.12%     7.21%    7.19%    7.40%     7.3%     5.5%
  Portfolio turnover rate ........              34.39%      18.27%    29.99%    48.54%    51.63%   34.76%   61.50%    72.8%   110.0%
--------------

Per share information has been determined on the basis of a weighted daily average number of shares outstanding during the period.

* Includes a voluntary reimbursement of expenses by Fielding Management Company, Inc. which amounted to $.04 per share in 1986 and $.01 per share in 1987. Without reimbursement, the ratio of total expenses to average net assets would have been 1.1% in 1986 and 1.2% in 1987. Fielding Management Company, Inc. was the Fund's investment adviser from inception through April 30, 1994.

(Y) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

                                                      Information On Bank Loans
                                                                              Year ended December 31,
                                                        -------------------------------------------------------------------------
                                                        1995      1994       1993     1992       1991     1990     1989      1988
                                                        ----      ----       ----     ----       ----     ----     ----      ----
Bank loans outstanding at end of year (000) ......              $ 15,083   $30,886   $22,644   $18,292   $ 3,067   $1,139   $ 430
Monthly average amount of bank loans
  outstanding during the year (000) ..............              $ 28,131   $27,137   $17,060   $ 5,317   $ 2,587   $  990   $  20
Monthly average number of shares of the
  Fund outstanding during the year (000) .........               105,753    77,472    41,429    22,445    10,327    3,980    1,554
Average amount of bank loans per share
  outstanding during the year ....................              $    .27   $   .35   $   .41   $   .24   $    .25  $  .25   $  .01

INVESTMENT OBJECTIVE, POLICIES AND CONSIDERATIONS



OBJECTIVE. The Fund's investment objective is to provide as high a level of interest income exempt from Federal, New York State and New York City personal income taxes as is consistent with prudent investing while seeking preservation of shareholders' capital. There is no assurance that the Fund will achieve its objective and there can be no guarantee that the value of an investment in Fund Shares might not decline.The Fund will seek to achieve its objective by investing primarily in New York State municipal and public authority debt obligations exempt from such taxes. In addition, the Fund may also invest its assets in obligations of municipal issuers located in U.S. territories. See "Dividends, Capital Gains and Taxes". Investments will be made without regard to maturity. The lack of maturity restrictions, however, may result in greater fluctuation of bond prices in the Fund's portfolio and greater fluctuation in the Fund's net asset value because the prices of long term bonds are more affected by changes in interest rates than prices of short-term bonds.

As a fundamental policy, at least 80% of the Fund's net assets will be invested in tax-exempt securities except when the Fund's investment adviser determines that market conditions could cause serious erosion of portfolio value, in which case assets may be temporarily invested in short-term taxable obligations as a defensive measure to preserve net asset value. Such temporary investments will be limited substantially to: obligations issued or guaranteed by the United States government, its agencies, instrumentalities or authorities; highly-rated corporate debt securities; prime commercial paper; or certificates of deposit of domestic banks with assets of at least $1 billion.



CAN THE FUND'S INVESTMENT OBJECTIVES AND POLICIES CHANGE? The investment objective and fundamental policies of the Fund is a fundamental policy which cannot be changed without shareholder approval.

INVESTMENT POLICIES AND STRATEGIES.



o CREDIT QUALITY. At least 80% of the Fund's net assets which are invested in tax-exempt obligations will be invested in securities which have received investment grade ratings from a nationally recognized statistical rating organization ("NRSRO"), or in securities which are not rated, provided that, in the opinion of the Manager, such securities are of equivalent quality to securities so rated. Such securities may have speculative characteristics. A description of rating categories is contained in Appendix A to the Statement of Additional Information. The remaining 20% of the Fund's assets which are invested in tax-exempt obligations may be invested in lower rated securities or in securities which are unrated. Investments in these securities present different risks than investments in higher rated securities, including an increased sensitivity to adverse economic changes or individual developments and a higher rate of default. The Manager will attempt to reduce the risks inherent in investments in lower rated securities through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and financial markets. Such securities are regarded as speculative securities. See "Investment Objectives and Policies" for a discussion of the risks associated with investments in high yield, high risk securities.

o MUNICIPAL OBLIGATIONS. Municipal securities include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities or bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to loan to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds to provide housing facilities, sports facilities, manufacturing facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal.

The interest on bonds issued to finance essential state and local government operations is fully tax-exempt. However, the interest on certain private activity bonds (including those for housing and student loans) issued after August 15, 1986, while still tax-exempt for regular tax purposes, constitutes a preference item for taxpayers in determining their alternative minimum tax under the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes". The Code also imposes certain limitations and restrictions on the use of tax-exempt bond financing for non-government business activities, such as non-essential private activity bonds. The Fund intends to purchase private activity bonds only to the extent that the interest paid by such bonds is exempt from Federal, New York State and New York City taxes for regular tax purposes pursuant to the Code.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. There are variations in the security of municipal bonds, both within a particular classification and between classifications. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or specific revenue source. One type of revenue bond common to New York State (the "State") is a "moral obligation" bond. A moral obligation bond is a bond which is issued by revenue authorities under circumstances where the State provides a moral pledge of payment in the event that an authority is unable to make timely debt service. Unlike a general obligation pledge, however, the moral pledge does not constitute the State's official pledge of its full faith and credit. Accordingly, the Manager would consider precedents established in the State with respect to the honoring of such moral pledges in its credit analyses of moral obligation bonds. Private activity bonds, which are municipal bonds, are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds.

The values of outstanding municipal bonds will vary as a result of changing evaluations of the ability of their issuers to meet the interest and principal payments. Such values will also change in response to changes in the interest rates payable on new issues of municipal bonds. Should such interest rates rise, the values of outstanding bonds, including those held in the Fund's portfolio, will decline and (if purchased at principal amount) would sell at a discount. If such interest rates fall, the values of outstanding bonds will increase and (if purchased at principal amount) would sell at a premium. Changes in the value of municipal bonds held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund. As an operational policy, however, the Fund will not invest more than 5% of its assets in securities where the principal and interest are the responsibility of an industrial user with less than three years' operational history.

In determining the issuer of a tax-exempt security, each state and each political subdivision, agency and instrumentality of each state and each multistate agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer. The percentage limitations referred to herein and elsewhere in this Prospectus are determined as of the time an investment or purchase is made.

o INVESTMENTS IN ILLIQUID SECURITIES. The Fund may purchase securities, in private placements or in other transactions, the disposition of which would be subject to legal restrictions, or in securities for which there is no regular trading market (collectively, "Illiquid Securities"). No more than an aggregate of 15% of the value of the Fund's net assets at the time of acquisition may be invested in Illiquid Securities. The Fund's policy with respect to investments in illiquid securities is a non-fundamental policy and, as such, may be changed by action of the Fund's Board of Trustees.

Such investments may include lease obligations or installment purchase contract obligations (hereinafter collectively called "municipal leases") of municipal authorities or entities. Subject to the percentage limitation on investments in Illiquid Securities, the Fund may invest only a maximum of 5% of assets which are invested in tax-exempt obligations in unrated or illiquid tax-exempt municipal leases. Investments in tax-exempt municipal leases will be subject to the 15% limitation on investments in Illiquid Securities unless, in the judgment of the Manager, a particular municipal lease is liquid and unless the lease has received an investment grade rating from an NRSRO. The Board of Trustees has adopted guidelines to be utilized by the Manager in making determinations concerning the liquidity and valuation of municipal lease obligations. See the Statement of Additional Information for a description of the guidelines which will be utilized by the Manager in making such determinations. Under circumstances where the Fund proposes to purchase unrated municipal lease obligations, the Fund's Board of Trustees will be responsible for determining the credit quality of such obligations and will be responsible for assessing on an ongoing basis the likelihood that the lease will not be cancelled.

Investment in tax-exempt lease obligations presents certain special risks which are not associated with investments in other tax-exempt obligations such as general obligation bonds or revenue bonds. Although municipal leases do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a municipal lease may be backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease. Most municipal leases, however, contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" municipal leases are generally secured by the leased property, disposition of the property in the event of default might prove difficult.

A further discussion of such risks and the manner in which the Fund will seek to minimize such risks is contained in the Statement of Additional Information.

Investments in Illiquid Securities may also include, but are not limited to, securities which have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A under the 1933 Act permits certain resales of such unregistered securities, provided that such securities have been determined to be eligible for resale to certain qualified institutional buyers ("Rule 144A Securities"). Rule 144A Securities which are determined to be liquid by the Fund's Manager pursuant to certain guidelines which have been adopted by the Board of Trustees will be excluded from the 15% limitation on investments in Illiquid Securities.

o BORROWING FOR INVESTMENT PURPOSES. The Fund may borrow money, but only from banks, in amounts up to 5% of its total assets to purchase additional portfolio securities. Borrowing for investment purposes increases both investment opportunity and investment risk. Such borrowings in no way affect the Federal or New York State tax status of the Fund or its dividends. If the investment income on securities purchased with borrowed money exceeds the interest paid on the borrowing, the net asset value of the Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment income fails to cover the Fund's costs, including the interest on borrowings or if there are losses, the net asset value of the Fund's shares will decrease faster than would otherwise be the case.

The Investment Company Act of 1940, as amended (the "Act"), requires the Fund to maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Fund would be required to reduce its borrowings within three days to the extent necessary to meet the requirements of the Act. The Fund might be required to sell securities at a time when it would be disadvantageous to do so in order to reduce its borrowing. The Fund may also borrow for temporary and emergency purposes. See "Investment Restrictions" in the Statement of Additional Information.

In addition, because interest on money borrowed is an expense that the Fund would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by the Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

o DESCRIPTION OF ADDITIONAL INVESTMENT POLICIES AND PERMITTED SECURITIES

Except as otherwise noted, the investment policies described below and elsewhere in this prospectus are non-fundamental investment policies and, as such, may be changed by action of the Fund's Board of Trustees.

[ ] PORTFOLIO DIVERSIFICATION. As a fundamental policy, as to 75% of the value of the Fund's gross assets, no more than 5% of the value thereof will be invested in the securities of any one issurer. This limitation does not apply to investments issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities or authorities. As part of that policy, the Fund may invest more than 25% of its assets in industrial development bonds but no more than 5% of the assets will be invested in such bonds for which the underlying credit is one business or one charitable entity. As to the balance of 25% of the Fund's gross assets not covered by this policy, the Fund would not invest more than 10% thereof in the securities of any one issuer. In no case, however, will the Fund invest more than 5% of its assets in the securities of any one issuer where such securities are rated B or below. The Fund is not a diversified fund for purposes of the Act.

[ ] INVESTING IN OTHER INVESTMENT COMPANIES. The Fund also may invest on a short-term basis up to 5% of its net assets in other investment companies which have a similar objective of obtaining income exempt from Federal, New York State, and New York City income taxes. Such investing involves similar expenses by the Fund and by other investment companies involved, and the Fund intends to make such investments only on a short-term basis and only when the Manager reasonably anticipates that the net after-tax return to the Fund's shareholders will be improved, as compared to the return available from other short-term investments. See the Statement of Additional Information.

[ ] INVERSE FLOATERS. The Fund may also invest in municipal obligations on which the interest rates typically decline as market rates increase and increase as market rates decline (commonly referred to as "inverse floaters"). Changes in the market interest rate or in the floating rate security inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed-rate bond. For example, a municipal issuer may decide to issue two variable rate instruments instead of a single long-term, fixed-rate bond. Such securities have the effect of providing a degree of investment leverage, since the interest rate on one instrument reflects short-term interest rates, while the interest rate on the other instrument (the inverse floater) reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by two, minus the interest rate paid on the short-term instrument. The two portions may be recombined to form a fixed-rate municipal bond. To seek to limit the volatility of the securities, the Manager may acquire both portions in an effort to reduce risk and preserve capital. The market for inverse floaters is relatively new. The Manager believes that inverse floating obligations represent a flexible portfolio management instrument for the Fund which allows the Manager to vary the degree of investment leverage efficiently under different market conditions. Certain investments in such obligations may be illiquid and, as such, are subject to the Fund's limitation on investments in Illiquid Securities. The Fund may not invest in such illiquid obligations if such investments, together with other Illiquid Securities, would exceed 15% of the Fund's net assets.

[ ] PUT OPTIONS. The Fund, for liquidity purposes only, may purchase from banks municipal securities together with the right to resell ("put") the securities to the seller. A separate put option may not be marketable or otherwise assignable, and the sale of the security to a third-party or a lapse of time during which the put is unexercised may terminate the right to exercise the put. The Fund does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity inasmuch as the value, if any, of the put will be reflected in the value assigned to the associated security.

[ ] VARIABLE RATE DEMAND NOTES. The Fund may purchase variable rate demand notes ("VRDNs") which are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period. The Fund may also invest in VRDNs in the form of participation interests in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank.

[ ] WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may also purchase and sell municipal securities on a "when issued" and "delayed delivery" basis. These transactions are subject to market fluctuation and the value at delivery may be more or less than the purchase or sale price. Since the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or high grade marketable securities having an aggregate value equal to the amount of such purchase commitments until payment is made. In addition, the Fund would mark the "when issued" security to market each day for purposes of portfolio valuation. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with its investment objective and policies and not for the purpose of investment leverage. As a fundamental policy, securities purchased on a "when issued" and "delayed delivery" basis may not constitute more than 10% of the Fund's net assets.

[ ] ZERO COUPON SECURITIES. The Fund may invest without limitation as to amount in zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Original issue discount earned on zero coupon securities is included in the Fund's income. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality.

In addition, the Fund is subject to certain investment restrictions, some of which may be changed only with the approval of shareholders. See the Statement of Additional Information for a list of these additional restrictions and for additional information concerning the characteristics of municipal securities.

PORTFOLIO TRANSACTIONS

The Board of Trustees of the Fund monitors the composition of, and purchases in, the Fund's portfolio to insure consistency with the stated investment objective and policies of the Fund. Among the responsibilities of the Adviser under the Investment Advisory Agreement is the selection of broker-dealers through whom transactions in the Fund's portfolio securities will be effected. The primary aim in allocation by the Adviser of portfolio transactions to brokers is the attainment of the best execution of all such transactions. If more than one broker is able to provide the best execution, securities may be purchased from or sold to brokers who have furnished research to the Adviser. Although such research may be used by the Adviser in servicing accounts other than the Fund, the receipt of such research will be taken into account in the selection of brokers only to the extent that such research is primarily intended to benefit the Fund. The Fund and the Adviser also may take into account the sale of Fund shares in selecting broker-dealers to execute transactions. For further information see "Brokerage Policies of the Fund" in the Statement of Additional Information.

A change in securities held by the Fund is known as "portfolio turnover." See "Financial Highlights" for the Fund's portfolio turnover rate for the past ten fiscal years. Municipal bonds may be purchased or sold without regard to the length of time they have been held, to attempt to take advantage of short-term differentials in yields with the objective of seeking income while conserving capital. While short-term trading increases portfolio turnover, the Fund incurs little or no brokerage costs with respect to such transactions since most purchases made by the Fund are principal transactions at net prices.

RISK CONSIDERATIONS

In addition to those considerations discussed in "How Risky is the Fund?", investing in the Fund includes the following considerations.

o CONCENTRATION IN NEW YORK ISSUERS. Because the Fund will ordinarily invest 80% or more of its assets in the obligations of New York State, its municipalities, agencies and instrumentalities (collectively, "New York Issuers") which are exempt from Federal, New York State and New York City personal income taxes, it is more susceptible to factors affecting the State and other New York Issuers than is a comparable municipal bond fund whose investments are not concentrated in the obligations of issuers located in a single state. See "Appendix A" to this Prospectus for additional information relating to the risks associated with concentration of investments in New York municipal securities.

o CREDIT QUALITY. At least 80% of the Fund's net assets which are invested in tax-exempt obligations will be invested in securities which have received investment grade ratings from an NRSRO or in unrated securities, which in the opinion of the Manager, are of comparable quality. Tax-exempt obligations which are in the lowest categories of investment grade ratings (e.g. those rated BBB by Standard and Poor's Ratings Group ["S&P"] or Baa by Moody's Investors Services, Inc. ["Moody's"]) have speculative characteristics and a weakened capacity to repay principal and pay interest. The Fund may invest up to 20% of its net assets in high-yield, lower-rated tax exempt securities or in such lower rated securities. Investments in these securities present different risks than investments in higher-rated securities, including an increased sensitivity to adverse economic changes or individual developments and a higher rate of default. Certain risks are associated with applying credit ratings as a method for evaluating high yield securities. Credit ratings evaluate the safety of scheduled payments, not market value risk of high yield securities. Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Manager must monitor the issuers of high yield securities in its portfolio to determine if the issuers will have sufficient cash flow and profits to meet required payments, and to attempt to assure the liquidity of the securities so the Fund can meet redemption requests. The Fund may retain a portfolio security whose rating has been changed.

The dollar weighted average of credit ratings of all bonds rated by NRSROs held by the Fund during the year ended December 31, 1995, computed on a monthly basis, as a percentage of the Fund's total portfolio, separated into each rating category established by S&P, Fitch Investor Services, Inc.("Fitch") and Duff & Phelps ("D&P") (AAA,AA, A,BBB,BB,B or lower), and Moody's (Aaa,Aa,A,Baa,Ba,B or lower), were, respectively,__%, __%, __%, __%, _% and _%. Unrated bonds comprised 20% of the Fund's total investments. Unrated bonds, which are backed by a letter of credit or guaranteed by financial institutions or agencies, may be deemed by the Manager or by the Board of Trustees to be comparable in quality to securities as to which quality ratings have been ascribed by S & P, Moody's, Fitch or D&P based upon quality or upon an existing rating of the issuer of the letter of credit, institution, or agency. Unrated bonds also may be deemed to be comparable in quality to investment grade securities by the Trustees under circumstances where such unrated bonds have credit characteristics which are comparable to those of similar rated issuers. Based upon the weighted average of credit ratings of those bonds which were rated by an NRSRO and unrated securities of comparable quality as determined by either the Manager or the Trustees, as the case may be, which were held by the Fund during the year ended December 31, 1995 computed on a monthly basis, the percentages of the Fund's assets which were invested either in bonds rated by an NRSRO or in bonds which, although unrated by an NRSRO, are considered by the Manager or the Trustees to be of comparable quality to rated securities, as separated into each rating category established by S&P, Moody's, Fitch or D&P as described above, were respectively __%, __%, __%, __%, _% and _%. Bonds which were neither rated by an NRSRO nor considered by the Manager or the Trustees to be comparable to rated securities constituted __% of the Fund's total assets.

o MANAGEMENT OF CREDIT RISK. Because 20% of the Fund's assets which are invested in tax-exempt obligations may be invested in securities which are rated below the lowest investment grade categories rated by an NRSRO, or in securities which are unrated, the Fund is dependent on the Manager's judgment, analysis and experience in evaluating the quality of such obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Manager will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of the funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Manager will attempt to reduce the risks inherent in investments in such obligations through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets.

o DEFAULT. The Fund will also take such action as it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any such obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons and firms to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations, and, as a result, the Fund's net asset value could be adversely affected. Any income derived from the Fund's ownership or operation of assets acquired as a result of such actions would not be tax-exempt.



HOW THE FUND IS MANAGED

ORGANIZATION AND HISTORY. Rochester Fund Municipals conducted operations as a close-end investment company from December 1982 until May 1986, at which time it commenced operations as an open-end investment company. The Fund is a non-diversified management investment company with an unlimited number of authorized shares of beneficial interest.

The Fund is a Massachuestts business trust and is governed by a Board of Trustees, which is responsible under Massachusetts law for protecting the interests of shareholders. The Trustees meet periodically to oversee the Fund's activities, review its performance, and review the actions of the Manager. The "Trustees and Officers of the Fund" section in the Statement of Additional Information lists the Trustees and provides more information about them and the officers of the Fund. Although the Fund is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has not done so as of this date. Please refer to "How the Fund is Managed" in the Statement of Additional Information on voting of shares.

THE MANAGER AND ITS AFFILIATES. The Fund is managed by OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

The Manager has operated as an investment adviser since 1959. The Manager and its affiliates currently manages investment companies, including other Oppenheimer funds, with assets of more than $__ billion as of December 31, 1995, and with more than __ million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

o PORTFOLIO MANAGER. The Portfolio Manager of the Fund is Ronald H. Fielding. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since the Fund's inception. Mr. Fielding is Vice President of the Fund and has also served as an officer and director of the Fund's previous investment advisers and their affiliates.

o FEES AND EXPENSES. Under the Investment Advisory Agreement, the Fund pays the Manager the following annual fees: 0.54% of the first $100 million of average daily net assets, 0.52% of the next $150 million of average daily net assets, 0.47% of the next $1,750 million of average daily net assets, 0.46% of the next $3 billion of average daily net assets and 0.45% of average daily net assets over $5 billion. The Fund's management fee for its last fiscal year ended December 31, 1995 was ___% of average annual net assets for its shares.

The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

o THE DISTRIBUTOR. The Fund's shares are sold through dealers and brokers that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Distributor. The Distributor also distributes the shares of other mutual funds managed by the Manager (the "Oppenheimer funds") and is sub-distributor for funds managed by a subsidiary of the Manager.

o THE TRANSFER AGENT. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund and the other Oppenheimer funds. Shareholders should direct inquiries about their account to the Transfer Agent at the address and toll-free numbers shown below in this Prospectus and on the back cover.

PERFORMANCE OF THE FUND

EXPLANATION OF PERFORMANCE TERMINOLOGY. The Fund uses the terms "total return", "average annual total return" and "yield" to illustrate its performance. This performance information may be useful to help you see how well your investment has done and to compare it to other funds or market indices, as we have done below. It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

o TOTAL RETURNS. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

When total returns are quoted, normally they include the payment of the current maximum initial sales charge. Total returns may also be quoted "at net asset value," without including the sales charge, and those returns would be reduced if sales charges were deducted.

o YIELD. The Fund calculates its yield by dividing the annualized net investment income per share on the portfolio during a 30-day period by the maximum offering price on the last day of the period. The yield data represents a hypothetical investment return on the portfolio, and does not measure an investment return based on dividends actually paid to shareholders. To show that return, a dividend yield may be calculated. Dividend yield is calculated by dividing the dividends derived from net investment income during a stated period by the maximum offering price on the last day of the period. Yields and dividend yields for shares reflect the deduction of the maximum initial sales charge, but may also be shown based on the Fund's net asset value per share.

For additional information regarding the calculation of yield and total return, see "Performance of the Fund" in the Statement of Additional Information. Further information about the Fund's performance is set forth in the Fund's Annual Report to Shareholders, which may be obtained upon request at no charge.

ABOUT YOUR ACCOUNT

HOW TO BUY SHARES

If you buy shares, you pay an initial sales charge on investments. If you purchase shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Shares" below.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $2,000 and make additional investments at any time with as little as $100. There are reduced minimum investments under special investment plans:

With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments for as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

o HOW ARE SHARES PURCHASED? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service.

o BUYING SHARES THROUGH YOUR DEALER. Your dealer will place your order with the Distributor on your behalf.

o BUYING SHARES THROUGH THE DISTRIBUTOR. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you do not list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor to be sure it is appropriate for you.

o BUYING SHARES THROUGH OPPENHEIMERFUNDS ACCOUNTLINK. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds, or to transmit dividends and distributions.

Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

o ASSET BUILDER PLANS. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.

o AT WHAT PRICE ARE SHARES SOLD? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver. In most cases, to enable you to receive that day's offering price, the Distributor must receive your order by the time of day the New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

If you buy shares through a dealer, the dealer must receive your order by the close of the New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor may reject any purchase order for the Fund's shares, in its sole discretion.

BUYING SHARES. Shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as a commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:





----------------------------------------------------------------------------------------

                                  Front End Sales Charge                Commission as a
                                    as a Percentage of:                  Percentage of:
Amount                       Offering Price      Amount Invested         Offering Price

-----------------------------------------------------------------------------------------
Less than $100,000               4.00%               4.17%                    3.50%

$100,000 or more but
less than $250,000               3.35%               3.47%                    3.00%

$250,000 or more but
less than $500,000               2.75%               2.83%                    2.50%

$500,000 or more but
less than $1,000,000             2.25%               2.30%                    2.00%

$1,000,000 or more but
less than $4,000,000             1.25%               1.27%                    1.00%

Over $4,000,000                  0.75%               0.76%                    0.60%
-----------------------------------------------------------------------------------------

The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

o SPECIAL ARRANGEMENTS WITH DEALERS. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients. Dealers whose sales of Class A shares of Oppenheimer funds (other than money market funds) under OppenheimerFunds-sponsored 403(b)(7) custodial plans exceed $5 million per year (calculated per quarter) will receive monthly one-half of the Distributor's retained commissions on those sales, and if those sales exceed $10 million per year, those dealers will receive the Distributor's entire retained commission on those sales.

REDUCED SALES CHARGES FOR PURCHASES. You may be eligible to buy shares at reduced sales charge rates in one or more of the following ways:

o RIGHT OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of shares, you and your spouse can add together shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

Additionally, you can add together current purchases of shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of shares. You can also count Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of shares, provided that you still hold your investment in one of the Oppenheimer funds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value (at offering price). The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

o LETTER OF INTENT. Under a Letter of Intent, you may purchase shares or Class A shares and Class B shares of other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Fund shares. The total amount of your intended purchases will determine the reduced sales charge rate for the shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

o GROUP PURCHASES. An individual who is a member of a qualified group may also purchase shares of the Fund at the reduced sales load applicable to the group taken as a whole. The sales load is based upon the aggregate amount of shares previously purchased and still owned by the group, plus the securities currently being purchased. A "qualified group" is one with more than 10 members and which
(i) has been in existence for more than six months, (ii) has a purpose other than acquiring shares of the Fund at a discount and (iii) has satisfied uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing shares.

o WAIVERS OF SALES CHARGES. The sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

Waivers of Sales Charges for Certain Purchasers. Shares purchased by the following investors are not subject to any sales charges:

[ ] the Manager or its affiliates;

[ ] present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

[ ] registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

[ ] dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

[ ] employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

[ ] dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser on the purchase or sale of Fund shares);

[ ] dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administrative services, and

[ ] trust companies and bank trust departments for funds held in a fiduciary, agency, custodial or similar capacity.

o SERVICE PLAN FOR SHARES. The Fund has adopted a Service Plan for shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of shares held in accounts of the dealer or its customers. The payments under the Plan increase the annual expenses of shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

SPECIAL INVESTOR SERVICES

ACCOUNTLINK. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

AccountLink privileges must be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges on signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

o USING ACCOUNTLINK TO BUY SHARES. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

o PHONELINK. PhoneLink is the Oppenheimer funds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

[ ] Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

[ ] Exchanging Shares. With the Oppenheimer funds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

[ ] Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

o AUTOMATIC WITHDRAWAL PLANS. If your Fund account is $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Application and Statement of Additional Information for more details.

o AUTOMATIC EXCHANGE PLANS. You can authorize the Transfer Agent to exchange an amount you establish in advance automatically for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

REINVESTMENT PRIVILEGE. If you redeem some or all of your shares of the Fund, you have up to 90 days to reinvest all or part of the redemption proceeds in shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to shares that you purchased subject to an initial sales charge. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

HOW TO SELL SHARES

You can arrange to take money out of your account on any regular business day by selling (redeeming) some or all of your shares. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

o CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

[ ] You wish to redeem more than $50,000 worth of shares and receive a check
[ ] The redemption check is not payable to all shareholders listed on the account statement
[ ] The redemption check is not sent to the address of record on your account statement
[ ] Shares are being transferred to a Fund account with a different owner or name
[ ] Shares are redeemed by someone other than the owners (such as an executor)

o WHERE CAN I HAVE MY SIGNATURE GUARANTEED? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

SELLING SHARES BY MAIL.  Write a "letter of instructions" that includes:

[ ] Your name
[ ] The Fund's name
[ ] Your Fund account number (from your account statement)
[ ] The dollar amount or number of shares to be redeemed
[ ] Any special payment instructions
[ ] Any share certificates for the shares you are selling
[ ] The signatures of all registered owners exactly as the account is registered, and
[ ] Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.


USE THE FOLLOWING ADDRESS FOR REQUESTS BY MAIL:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217

SEND COURIER OR EXPRESS MAIL REQUESTS TO:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231


SELLING SHARES BY TELEPHONE. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. Shares held in an OppenheimerFunds retirement plan or under a share certificate may not be redeemed by telephone.

[ ] To redeem shares through a service representative, call 1-800-852-8457
[ ] To redeem shares automatically on PhoneLink, call 1-800-533-3310

Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

o TELEPHONE REDEMPTIONS PAID BY CHECK. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account. This service is not available within 30 days of changing the address on an account.

o TELEPHONE REDEMPTIONS THROUGH ACCOUNTLINK. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH wire to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be wired.

CHECKWRITING. To be able to write checks against your Fund account, you may request that privilege on your account Application or you can contact the Transfer Agent for signature cards, which must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner.

[ ] Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or custodian.
[ ] Checks must be written for at least $100.
[ ] Checks cannot be paid if they are written for more than your account value.
Remember: your shares fluctuate in value and you should not write a check close to the total account value.
[ ] You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 15 days.
[ ] Do not use your checks if you changed your Fund account number.

SELLING SHARES THROUGH YOUR DEALER. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.

[ ] Shares of the fund selected for exchange must be available for sale in your state of residence.

[ ] The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

[ ] You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day.

[ ] You must meet the minimum purchase requirements for the fund you purchase by exchange.

[ ] Before exchanging into a fund, you should obtain and read its prospectus.

Shares of a particular class may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange shares of this Fund only for Class A shares of another fund. At present, not all of the Oppenheimer funds offer Class B and Class C shares. If a fund has only one class of shares that does not have a class designation such as the Fund, they are "Class A" shares for exchange purposes. A list showing which funds offer which classes can be obtained by calling the Agent at 1-800-525-7048. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

Exchanges may be requested in writing or by telephone:

o WRITTEN EXCHANGE REQUESTS. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

o TELEPHONE EXCHANGE REQUESTS. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or by calling a service representative at 1-800-525-7048. Exchanges of shares involve a redemption of the shares of the fund you own and a purchase of shares of the other fund.

There are certain exchange policies you should be aware of:

[ ] Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to 7 days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the disposition of securities at a time or price disadvantageous to the Fund.

[ ] Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

[ ] The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

[ ] If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

The Distributor has entered into agreements with certain dealers and investment advisers permitting them to exchange their clients' shares by telephone. These privileges are limited under those agreements and the Distributor has the right to reject or suspend those privileges. As a result, those exchanges may be subject to notice requirements, delays and other limitations that do not apply to shareholders who exchange their shares directly by calling or writing to the Transfer Agent.

SHAREHOLDER ACCOUNT RULES AND POLICIES

o NET ASSET VALUE PER SHARE is determined for the shares as of the close of The New York Stock Exchange, which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets by the number of shares that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities, obligations for which market values cannot be readily obtained, and call options and hedging instruments. These procedures are described more completely in the Statement of Additional Information.

o THE OFFERING OF SHARES may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

o TELEPHONE TRANSACTION PRIVILEGES for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

o THE TRANSFER AGENT WILL RECORD ANY TELEPHONE CALLS to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

o REDEMPTION OR TRANSFER REQUESTS WILL NOT BE HONORED UNTIL THE TRANSFER AGENT RECEIVES ALL REQUIRED DOCUMENTS IN PROPER FORM. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

o DEALERS THAT CAN PERFORM ACCOUNT TRANSACTIONS FOR THEIR CLIENTS BY PARTICIPATING IN NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously.

o THE REDEMPTION PRICE FOR SHARES WILL VARY from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price is the net asset value per share. Therefore, the redemption value of your shares may be more or less than their original cost.

o PAYMENT FOR REDEEMED SHARES is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange to have your bank provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

o INVOLUNTARY REDEMPTIONS OF SMALL ACCOUNTS may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

o UNDER UNUSUAL CIRCUMSTANCES, shares of the Fund may be redeemed "in kind", which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

o "BACKUP WITHHOLDING" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.

o THE FUND DOES NOT CHARGE A REDEMPTION FEE, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent.

o TO AVOID SENDING DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.



DIVIDENDS, CAPITAL GAINS AND TAXES

There are two types of distributions which the Fund may make to its shareholders, income dividends and capital gain distributions.

o INCOME DIVIDENDS. The Fund receives income in the form of interest paid by its investments. This income, less the expenses incurred in the Fund's operations, is referred to as net investment income. Income dividends are declared and recorded each day based on estimated net investment income. Such dividends are paid monthly. Investors earn such dividends beginning on the day payment for shares is received to the day prior to the settlement date of redemption. For federal tax purposes, all distributions declared in the fourth quarter of any calendar year are deemed paid in that calendar year even if they are distributed in January of the following year. Any net gain the Fund may realize from transactions in securities held less than the period required for long term capital gain recognition (taking into account any carryover of capital losses from previous years), while technically a distribution from capital gains, is taxed as an income dividend under the Code.

o CAPITAL GAIN DISTRIBUTIONS. If, during any fiscal year, the Fund realizes a net gain on transactions in securities held more than the period required for long-term capital gain recognition, it has a net long term capital gain. After deduction of the amount of any net short-term loss, the balance may be used to offset any carryover of capital losses from previous years, or, if there is no loss carryover, will be paid out to shareholders as a capital gain distribution. Capital gain distributions, if any, will be paid to shareholders of record prior to the end of each calendar year.

Because the value of Fund shares is based directly on the amount of net assets, rather than on the principle of supply and demand, any distribution of income or capital gains will result in a decrease in the value of Fund shares equal to the amount of the distribution.

All dividends and capital gain distributions are paid in additional full and fractional shares at net asset value for each shareholder's account unless otherwise requested on the Account Application or by notifying the Fund in writing or by telephone. Notice will be effective for the current dividend or distribution only if it is received by the Fund at least five business days before the record date. Notice received thereafter will be effective commencing with the next dividend or distribution. Income dividends and capital gain distributions will be credited to a shareholder's account in additional shares valued at the closing net asset value (without a sales load).

If the U.S. Postal Service cannot deliver a shareholder's check, or if a shareholder's check remains uncashed for six months, the Fund reserves the right to credit the shareholder's account with additional shares of the Fund at the then current net asset value in lieu of the cash payment and to thereafter issue such shareholder's dividends in additional shares of the Fund.

Stock certificates will not be issued in connection with distributions which are paid in additional shares unless a written request is received and certain other procedures are followed. Call the Transfer Agent for more information. Shareholders will be advised of the nature of a distribution, the number of shares issued and the price following distribution.

In certain circumstances, dividends received from the Fund may cause a portion of Social Security benefits to be subject to federal income tax. See the Statement of Additional Information.

DISTRIBUTION OPTIONS. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

o REINVEST ALL DISTRIBUTIONS IN THE FUND. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

o REINVEST LONG TERM CAPITAL GAINS ONLY. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.

o RECEIVE ALL DISTRIBUTIONS IN CASH. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

o REINVEST YOUR DISTRIBUTIONS IN ANOTHER OPPENHEIMER FUNDS ACCOUNT. You can reinvest all distributions in another Oppenheimer funds account you have established.

TAXES

o TAXATION OF THE FUND

During the taxable year ended December 31, 1995, the Fund qualified for treatment as a regulated investment company under Subchapter M of the Code. The Fund generally intends to continue to so qualify for future taxable years. The Fund intends to avoid incurring liability for federal income tax and a 4% excise tax on its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gains) and net capital gains by distributing all of that income and gain and by meeting other applicable requirements of the Code.

o TAXATION OF SHAREHOLDERS

By meeting certain requirements of the Code, including the requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consists of obligations the interest on which is excludable from gross income under section 103(a) of the Code, the Fund intends to continue to qualify to pay "exempt" interest dividends to its shareholders. Exempt interest dividends designated as such by the Fund may be excluded from a shareholder's gross income for federal income tax purposes. To the extent that dividends are derived from earnings on interest attributable to obligations of New York and its political subdivisions, Puerto Rico, or other U.S. possessions, they will also be excluded from a New York shareholder's gross income for New York State and New York City personal income tax purposes.

Although exempt-interest dividends will not be subject to federal income tax for Fund shareholders, a portion of such dividends which is derived from interest on certain "private activity" bonds, will give rise to a tax preference item which could subject a shareholder to, or increase a shareholder's liability under, the Federal alternative minimum tax, depending on the shareholder's individual tax situation.

To the extent dividends are derived from options trading, temporary taxable investments, an excess of net short-term capital gain over net long-term capital loss or accretion of market discount those dividends are taxable as ordinary income for federal income tax purposes whether a shareholder has elected to receive dividends in cash or additional Fund shares. Such dividends will not qualify for the dividends-received deduction for corporations. Interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible to the extent the Fund's distributions consist of exempt-interest dividends. Distributions, if any, of net capital gain, when designated as such, will be treated as long-term capital gains by each shareholder regardless of the length of time the shareholder has owned Fund shares and whether the shareholder received them in cash or additional Fund shares.

Information as to the tax status of Fund distributions will be provided annually including information as to which portions are taxable or tax exempt. In addition, information will be provided annually identifying the portion of exempt-interest dividends that constitutes a tax preference item for shareholders in determining their liability for alternative minimum tax. Shareholders who have not been in the Fund for a full fiscal year may get distributions of income and/or capital gains which are not equivalent to the actual amount applicable to the period for which they have held shares.

For individuals and certain other noncorporate shareholders, including those who fail to certify their taxpayer identification number, taxable dividends, capital gain distributions and proceeds of redemptions will be subject to 31% withholding. Withholding at that rate from taxable dividends and capital gain distributions also is required for such shareholders who otherwise are subject to backup withholding. If the withholding requirements are applicable to a shareholder, any such dividend, distribution or redemption proceeds would be reduced by the amount required to be withheld. Backup withholding from redemption orders requested for shareholders by broker-dealers is the responsibility of those broker-dealers.

Up to 85% of a social security recipient's benefits may be included in federal gross income for benefit recipients whose adjusted gross income (including income from tax-exempt sources such as the Fund) plus 50% of their benefits exceeds certain base amounts. Income from the Fund is still tax-exempt to the extent described above; it is only included in the calculation of whether or not a recipient's Social Security benefits are to be included in Federal gross income.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid). An exchange of Fund shares for Class A shares of any Eligible Fund generally will have similar tax consequences. However, special rules apply when a shareholder (1) disposes of Fund shares through an exchange or redemption within 90 days after purchase thereof and (2) subsequently acquires shares of an Eligible Fund or reacquires Fund shares without paying a sales load due to the exchange privilege or 90 day reinvestment privilege. (See "How to Exchange Shares" and "Reinvestment Privilege".) In these cases, any gain on the disposition of the Fund shares would be increased, or loss decreased, by the amount of the sales load paid when those shares were acquired, and that amount will increase the basis of the subsequently acquired shares. In addition, if a shareholder purchases Fund shares (whether pursuant to the reinvestment privilege or otherwise) within 30 days before or after redeeming other Fund shares at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders--see the Statement of Additonal Informaniton for a further discussion--and is not intended to be a substitute for careful tax planning. There may be other federal, state or local tax considerations applicable to a particular investor; for example, the Fund's distributions may be wholly or partly taxable under state and/or local laws other than New York State and New York City. PROSPECTIVE INVESTORS THEREFORE ARE URGED TO CONSULT THEIR OWN TAX ADVISERS.

                                   APPENDIX A

SPECIAL FACTORS AFFECTING AN INVESTMENT IN THE FUND

The following information as to certain risk factors is provided to investors in view of the Fund's policy of concentrating its investments in securities issued by public entities in New York State ("State") and New York City ("City") and, to a lesser extent, in U.S. territories and possessions. This information, which does not purport to be a complete description of such risks and is based on information obtained from official statements relating to securities offerings of issuers located in New York, from independent municipal credit reports and other sources believed to be reliable has not been independently verified by the Fund. This section should be read in the context of the Fund's other investment policies (see "About the Fund--Investment Objective").

RISK FACTORS FOR NEW YORK ISSUERS

NEW YORK STATE. A substantial principal amount of bonds issued by various State agencies and authorities are either guaranteed by the State or supported by the State through lease-purchase arrangements, other contractual obligations or moral obligation provisions, which impose no immediate financial obligations on the State and require appropriations by the legislature before any payments can be made. Failure of the State to appropriate necessary amounts or to take other action to permit the authorities and agencies to meet their obligations could result in default. If a default were to occur, it would be likely to have a significant adverse impact on the market price of obligations of the state and its authorities and agencies. While debt service is normally paid out of revenues generated by projects of the authorities and agencies, the State has had to appropriate large amounts of funds in recent years to enable State agencies to meet their financial obligations and, in some cases, prevent default. Additional assistance is expected to be required in current and future fiscal years since certain localities and authorities continue to experience financial difficulties.



Certain State agencies, authorities and subdivisions, such as the New York State Urban Development Corporation ("UDC"), the New York State Dormitory Authority and the Housing Finance Agency ("HFA") are dependent upon continued financial support from the State in order to meet their bond obligations.



To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected. This financial situation could result not only in defaults of State and agency obligations but also impairment of the marketability of securities issued by the State, its agencies and local governments.

Constitutional challenges to State laws or appropriations could limit the amount of taxes which political subdivisions may impose on real property or the amount these entities may borrow. In 1979, the State's highest court declared unconstitutional a State law allowing localities and school districts to impose a special increase in real estate property taxes in order to raise funds for pensions and other uses. New However, in 1994, the State's highest court rejected a taxpayer challenge to the constitutionality of certain debt incurred by State agencies without voter approval. Final adverse decisions in such cases could require extraordinary appropriations or expenditure reductions, or both, and could have a material adverse effect upon the financial condition of the State and various of its agencies and subdivisions.



New York State's fiscal year begins April 1 of each year. The fiscal 1995-96 budget, adopted over two months late, attempted to make important changes to the State's fiscal policies. For the first time in over 50 years, the State's budget called for a reduction in year to year expenditures. At the same time, the budget attempted to close a $4.8 billion gap identified at the beginning of the budget process by, in part, significantly reducing expenditures on certain services. Through the first six months of the 1995-96 year, the State has made no significant revisions to the budget and still projects it to be balanced for the year. However, with the projected slow down of the national and State economies along with the sizes of the additional tax reductions expected to be phased in over the next two years, the State's fiscal outlook remains stressed.

On October 2, 1995, the State Comptroller released a report entitled "Comptroller's Report on the Financial Condition of New York State 1995" in which he identified several risks to the State Financial Plan and reaffirmed his estimate that the State faces a potential imbalance in receipts and disbursements of at least $2.7 billion for the State's 1996-97 fiscal year and at least $3.9 billion for the State's 1997-98 fiscal year.

Uncertainties with regard to both the economy and potential decisions at the federal level add further pressure on future budget balance in New York State. Specific budget proposals being discussed at the federal level but not included in the State's current economic forecast would (if enacted) have a disproportionately negative impact on the long term outlook for the State's economy as compared to other states.

The State's economy, which was adversely affected by the recession in the early 1990s, has improved over the last several years; however, the rate of job growth has significantly lagged as compared to previous recoveries. Unemployment in the State remains considerably higher than national rates. Future growth, if any, is likely to be modest because of corporate downsizing of major employers in the State and cutbacks in defense spending. Income and population growth in the State remain among the slowest in the nation, although per capita income remains high. Slow growth in the economy has also increased the disparity in income, which could lead to increased service demands.



NEW YORK CITY. In 1975, the City suffered several financial crises which impaired the borrowing ability of both the City and the State. In that year, the City lost its access to public credit markets and it was not able to sell short-term notes to the public until 1979 nor long-term notes to the public until 1981. To help the City out of its financial difficulties, the State legislature created the Municipal Assistance Corporation ("MAC") in 1975. MAC has the authority to issue bonds and notes and pay or lend the proceeds to the City. MAC also has the authority to exchange its obligations for City obligations. MAC bonds are payable out of certain State sales and use taxes imposed by the City, State stock transfer taxes and per capita State aid to the City. The State is not, however, obligated to continue these taxes, nor to continue appropriating revenues from these taxes, nor to continue the appropriation of per capita State aid to pay MAC obligations. MAC does not have taxing powers, and its bonds are not obligations enforceable against either the City or the State.

In addition, since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 its financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City was required to submit annually to the Control Board a financial plan for the next four fiscal years, covering the City and certain agencies showing balanced budgets determined in accordance with generally accepted accounting principles. Although the Control Board's powers of prior approval were suspended effective June 30, 1986, because the City had satisfied certain statutory conditions, the City continues to submit four-year plans to the Control Board for its review. In the event the City cannot obtain a balanced budget, there are concerns as to whether any deficit in the City budget can be financed by MAC bonds, federal guarantees, federal and State aid and increased revenues. Neither the State nor the federal government is obligated to provide financial assistance of any kind to the City in the event of future financial difficulties. The City is also a defendant in numerous legal actions which relate to material matters.

On July 10, 1995, Standard & Poor's lowered its rating on the City's general obligation bonds to BBB+ from A-. The City faces continuing and recurring problems of economic sluggishness compounded by reductions in State aid. Moreover, large budget gaps projected over the next three years, further indicate the City's lack of financial flexibility. Despite Mayor Giuliani's efforts at reform, many industry analysts expect further downgrades by the credit agencies rating in the future.



CONCLUSION. Both the State and the City face potential economic problems which could seriously affect their ability to meet financial obligations. The economic problems of the City adversely affect the State in numerous ways. In addition, for decades the State economy has grown more slowly than that of the nation as a whole, resulting in a decline in the position of the State as one of the country's wealthiest states. The causes of this decline are varied and complex and some causes reflect international and national trends beyond the State's and City's control. Some analysts believe that this long term decline is the result of State and local taxation, which is among the highest in the nation, and which may cause corporations to locate outside the State. The current high level of taxes may limit the ability of the State and City to impose higher taxes in the event of future difficulties.

RISK FACTORS AFFECTING UNITED STATES TERRITORIES

Other securities that provide state tax-free income include general obligations of U.S. territories and possessions such as Guam, the Virgin Islands, Puerto Rico, and their political subdivisions and public corporations. The economies of United States territories are closely linked to the U.S. economy, and will depend on many variables, some of which include the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives. Recent legislation reduced these incentives, but it is impossible to predict what impact the changes will have.

LOGO OppenheimerFunds

PRO365.001.0196                     Item #ROC512452





                             Logo Oppenheimer Funds.

ROCHESTER FUND MUNICIPALS

350 Linden Oaks, Rochester, New York 14625
1-800-525-7048

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 11, 1996

This Statement of Additional Information of Rochester Fund Municipals (the "Fund") is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated March 11, 1996. It should be read together with the Prospectus, which may be obtained by writing to the Fund's transfer agent, OppenheimerFunds Services (the "Transfer Agent"), at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.

TABLE OF CONTENTS

                                                                          PAGE

ABOUT THE FUND
Investment Objectives and Policies ....................................     2
     Investment Policies and Strategies ...............................     2
     Other Investment Techniques and Strategies .......................     6
     Other Investment Restrictions ....................................     8
     Investment Considerations/Risk Factors ...........................    10
How the Fund is Managed ...............................................    15
     Organization and History .........................................    15
     Trustees and Officers of the Fund ................................    16
     Major Shareholders ...............................................    20
     The Manager and Its Affiliates ...................................    20
Brokerage Policies of the Fund ........................................    21
Performance of the Fund ...............................................    23
Distribution and Service Plans ........................................    26

ABOUT YOUR ACCOUNT
How To Buy Shares .....................................................    27
How To Sell Shares ....................................................    28
How To Exchange Shares ................................................    29
Dividends, Capital Gains and Taxes ....................................    30
Additional Information About the Fund .................................    32

FINANCIAL INFORMATION ABOUT THE FUND
Financial Statements ..................................................    34
Independent Auditors' Report ..........................................    34

Appendix A:  Description of Municipal Securities Ratings ..............   A-1

ABOUT THE FUND

INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT POLICIES AND STRATEGIES. The investment objective of the Fund is to provide shareholders with as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The investment objective of the Fund cannot be changed without shareholder approval. The Fund will seek to achieve its objective by investing primarily in New York State municipal and public authority debt obligations exempt from such taxes. In addition, the Fund may also invest its assets in obligations of municipal issuers located in U.S. territories. Investments will be made without regard to maturity. The lack of maturity restrictions, however, may result in greater fluctuation of bond prices in the Fund's portfolio and greater fluctuation in net asset value because the prices of long term bonds are more affected by changes in interest rates than prices of short term bonds. There can be no assurance that the investment objective of the Fund will be realized.

     The Fund is classified as non-diversified within the meaning of the Investment Company Act of 1940, as amended, (the "Investment Company Act"), which means that the Fund is not limited by the Investment Company Act in the proportion of its assets that it may invest in obligations of a single issuer. The Fund intends to continue to qualify as a "regulated investment company," however, under the Internal Revenue Code of 1986, as amended (the "Code"). See Dividends, Capital Gains and Taxes. In addition to satisfying other requirements to so qualify, the Fund will limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of its total assets, not more than 5% will be invested in the securities of a single issuer. In contrast, a fund which elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% requirement with respect to 75% of its assets at all times. To the extent that the Fund assumes large positions in the obligations of a small number of issuers, the Fund's total return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

         MUNICIPAL OBLIGATIONS

     -- MUNICIPAL BONDS. Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities or bonds may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the obtaining of funds to loan to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds to provide housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, manufacturing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal.

     -- GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

     -- REVENUE BONDS. Revenue Bonds are not secured by the full faith, credit and taxing power of an issuer. Rather, the principal security for revenue bonds is generally the net revenue derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities, and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund, from which money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities are provided with further security in the form of state assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

      -- INDUSTRIAL DEVELOPMENT BONDS. Industrial development bonds are, in most cases, revenue bonds and are issued by or on behalf of public authorities to raise money for the financing of various privately-operated facilities such as manufacturing, housing, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is solely dependent on the ability of the facilities user to meet its financial obligations and the pledge, if any, of the real and personal property so financed as security for such payment. The Fund will purchase industrial development bonds only to the extent that the interest paid by a particular bond is tax-exempt pursuant to the Code, which limits the types of facilities that may be financed with tax-exempt industrial development and private activity bonds and the amounts of such bonds each state may issue.



      -- PRIVATE ACTIVITY BONDS. The Fund will invest only in those private activity bonds which are, in the opinion of issuer's counsel, tax exempt. Interest on obligations which are classified as non-qualified private activity bonds under Section 141, arbitrage bonds under Section 148 and bonds not in registered form under Section 149 of the Code is not exempt from federal income tax. Such obligations are excluded from the definition of municipal bonds. The Fund will not invest in them. However, Sections 141 through 150 of the Code provide that interest on certain types of private activity bonds will be exempt from federal income tax except when such interest is received by "substantial users" or persons related to substantial users as defined in Section 147 of the Code. The Fund may invest periodically in these bonds, and therefore, the Fund may not be an appropriate investment for entities which are substantial users of facilities financed by private activity bonds or for investors who are "related persons". Generally, an individual will not be a related person under the Code unless such investor or his immediate family (spouse, brothers, sisters and lineal descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a substantial user of a facility financed from the proceeds of private activity bonds. A "substantial user" of such facilities is defined generally by Treasury regulations as a non-exempt person who regularly uses a part of a facility financed from the proceeds of private activity bonds.



     -- MUNICIPAL NOTES. Municipal notes generally fund short-term capital needs and have maturities of one year or less. The Fund may invest in municipal notes which include:

     -- TAX ANTICIPATION NOTES. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     -- REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as federal revenues available under the Federal Revenue Sharing Programs.

     -- BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

     -- MISCELLANEOUS, TEMPORARY AND ANTICIPATORY INSTRUMENTS. These instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements such as receipt of anticipated federal, state or other grants or aid, passage of increased legislative authority to issue longer term instruments or obtaining other refinancing.

     -- CONSTRUCTION LOAN NOTES. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of the Construction Loan Notes, is sometimes provided by a commitment of the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Fund will only purchase Construction Loan Notes that are subject to permanent GNMA or bank purchase commitments.

     -- TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.



     -- MUNICIPAL LEASES. Municipal lease obligations or installment purchase contract obligations (collectively, "Municipal Leases") have special risks not normally associated with Municipal Obligations. Although Municipal Leases do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a Municipal Lease may be backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligations. However, most lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" Municipal Leases are generally secured by the leased property, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to repossession of the leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult. In addition, Municipal Leases may be subject to an "abatement" risk. The leases underlying certain municipal lease obligations may provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the leased property, there is substantial interference with the lessee's use or occupancy of such property. The "abatement" risk may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit.

     In addition to the "non-appropriation" and "abatement" risks, investments in Municipal Leases represent a relatively new type of financing. As such, Municipal Leases have not yet developed the depth of marketability associated with more conventional Municipal Obligations. The Fund will seek to minimize these risks by investing not more than 10% of its total assets in Municipal Leases that contain "non-appropriation" clauses, and by investing only in those "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of portability and/or use that to enhance its marketability in the event foreclosure on the underlying equipment is ever required.


     Investments in Municipal Leases will be subject to the Fund's 15% limitation on investments in Illiquid Securities as described in the Fund's Prospectus unless, in the judgment of OppenheimerFunds, Inc. ("the Manager"), a particular Municipal Lease is liquid and has received an investment grade rating from a nationally recognized statistical rating organization ("NRSRO"). The Board of Trustees has adopted guidelines to be utilized by the Manager in making determinations concerning the liquidity and valuation of a municipal lease obligation. Such determinations will be based on all relevant factors including among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; (5) the likelihood that the marketability of the obligation will be maintained throughout the time the Fund holds the obligation; and (6) the likelihood that the municipality will continue to appropriate funding for the leased property. As noted in the Fund's Prospectus, no more than an aggregate of 15% of the value of the Fund's net assets at the time of acquisition may be invested in Illiquid Securities. Of that amount, no more than 5% of the Fund's assets which are invested in tax-exempt obligations may be invested in unrated or "illiquid" municipal leases.

     Subject to the foregoing percentage limitations on investments in Illiquid Securities, the Fund may invest in tax-exempt leases, provided that: (i) the Fund receives in each instance the opinion of issuer's legal counsel experienced in such transactions that the tax-exempt obligation will generate interest income which is exempt from Federal and New York State income tax; (ii) the Fund receives in all instances an opinion that as of the effective date of the lease or at the date of the Fund's purchase, if other than on the effective date, the lease is the valid and binding obligation of the governmental issuer; (iii) the Fund receives in each instance an opinion of issuer's legal counsel that such obligation has been issued in compliance with all applicable Federal and State securities laws; (iv) the Adviser of the Fund performs its own credit analysis in instances where a credit rating has not been provided by a recognized credit rating agency; (v) that if a particular exempt obligation is unrated and, in the opinion of the Manager, not of investment grade quality (i.e. within one of the four highest ratings of an NRSRO, the Manager at the time of making such investment, shall include such investment within the Fund's overall percentage limitation on investments in illiquid securities as well as the 5% limitation on investments in unrated tax-exempt leases. In instances where the Manager is required to perform its own credit analysis with respect to a particular tax-exempt lease obligation, the Manager will evaluate current information furnished by the issuer or obtained from other sources considered by it to be reliable.


     -- DEFINITION OF ISSUER

     For purposes of diversification under the Investment Company Act, identification of the "issuer" of a Municipal Obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer.

         If, however, in either case, the creating government or some other entity guarantees the security, such a guarantee would not be a separate security which must be included in the Fund's limitation on investments in a single issuer, provided the value of all securities guaranteed by a guarantor is not greater than 10% of the Fund's total assets.



OTHER INVESTMENT TECHNIQUES AND STRATEGIES

     -- STAND-BY COMMITMENTS.

     The Fund may purchase municipal securities together with the right to resell the securities to the seller at an agreed upon price or yield within a specified period prior to the maturity date of the securities. Although it is not a put option in the technical sense, such a right to resell is commonly known as a "put" and is also referred to as a "stand-by commitment."

     -- WHEN-ISSUED SECURITIES.

     Municipal bonds are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within six months of the purchase of municipal bonds and notes; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a municipal bond on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of municipal bonds on a when-issued basis. The Fund will establish a segregated account in which it will maintain cash and marketable securities equal in value to commitment for when-issued securities.

     -- OPTIONS TRANSACTIONS

     The Fund may engage in options transactions in order to provide additional income (the writing of covered call options) or in order to afford protection against adverse market conditions (the buying of put options). Such transactions may, however, limit the amount of possible capital appreciation which might otherwise be realized. The Fund may only write covered call options or purchase put options which are listed for trading on a national securities exchange and purchase call options and sell put options to the extent necessary to cancel options previously written. As an operational policy, no more than 5% of the Fund's total assets will be invested in options transactions.

     Unless otherwise noted, the foregoing investment objectives and policies are not designated as fundamental policies within the meaning of the Investment Company Act. New forms of Municipal Obligations in which the Fund may desire to invest are continuing to evolve. Accordingly, the descriptions herein as to certain types of existing Municipal Obligations should be viewed as illustrative and not exclusive. The Fund may invest in new forms of instruments or variations of existing instruments, subject only to the Fund's criteria of investment quality and tax exemption and to the restrictions specified in this Statement of Additional Information. As new forms of instruments or variations of existing instruments evolve, the Fund will revise its prospectus to reflect such evolution prior to investing.

     -- VARIABLE RATE DEMAND NOTES.

     The Fund may purchase variable rate demand notes ("VRDNs") which are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The interest rates are adjustable at intervals ranging from daily up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

     The Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide the Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to receive payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven days (repurchase agreement). In addition, the Participating VRDN is backed by an irrevocable letter of credit of the institution guaranteeing the timely payment of principal and interest. In such instances the Fund has an undivided interest in the underlying obligations and thus participates on the same basis as the institution in such obligations except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, for providing the letter of credit and issuing the repurchase commitment. To the extent that investments in VRDNs are concentrated in a small number of issuers, the inability of such issuers to meet their payment obligations could adversely affect the Fund's liquidity.

OTHER INVESTMENT RESTRICTIONS

     -- FUNDAMENTAL INVESTMENT RESTRICTIONS.

     The Fund operates under certain investment restrictions which are fundamental investment policies of the Fund and which cannot be changed without approval of a majority of the outstanding voting securities of the Fund (defined for purposes of the Prospectus and this Statement as the lesser of: (i) 67% of the shares present or represented by proxy at a meeting at which more than 50% of the outstanding shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares). These restrictions provide that the Fund may not:

         1. Borrow money or mortgage or pledge any of its assets, except that the Fund may borrow from a bank for temporary or emergency purposes or for investment purposes in amounts not exceeding 5% of its total net assets. Where borrowings are made for a purpose other than temporary or emergency purposes, the Investment Company Act, requires that the Fund maintain asset coverage of at least 300% for all such borrowings. Should such asset coverage at any time fall below 300%, the Fund will be required to reduce its borrowings within three (3) days to the extent necessary to meet such asset coverage. To reduce its borrowings, the Fund may have to sell investments at a time when it would be disadvantageous to do so. Additionally, interest paid by the Fund on its borrowings will decrease the net earnings of the Fund.

         2. Buy any securities on margin or sell any securities short.

         3. Lend any of its funds or other assets, except by the purchase of a portion of an issue of publicly distributed bonds, debentures, notes or other debt securities.

         4. Act as underwriter of securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

         5. Purchase the securities of any issuer which would result in the Fund owning more than 10% of the voting securities of such issuer.

         6. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; retain securities of any issuer, if to the knowledge of the Fund, one or more of its officers, trustees or investment adviser, own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

         7. Acquire, lease or hold real estate, except such as may be necessary or advisable for (a) the maintenance of its offices, or (b) to enable the Fund to take such action as may be appropriate in the event of financial difficulties, default or bankruptcy of either the issuer of or the underlying source of funds for debt service for any obligations in the Fund's portfolio.

         8. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs. The Fund may, however, write covered call options (or purchase put options) listed for trading on a national securities exchange and purchase call options (and sell put options) to the extent necessary to close out call options previously written or put options previously purchased. At present there are no options listed for trading on a national securities exchange covering the types of securities which are appropriate for investment by the Fund, and, therefore, there are no option transactions currently available for the Fund.

         9. Invest in companies for the purpose of exercising control or management.

         10. Invest more than 25% of the Fund's total assets in securities of issuers of a particular industry, although for purposes of this limitation, tax-exempt securities and United States government obligations are not considered to be part of an industry, except that, with respect to industrial development bonds and other revenue obligations for which the underlying credit is a business or charitable entity, the industry of that entity will be considered for purposes of this 25% limitation.

         11. Issue Senior Securities.

     -- NON-FUNDAMENTAL INVESTMENT RESTRICTIONS.

     The Fund operates under certain investment restrictions which are non-fundamental investment policies of the Fund and which can be changed by the Board without shareholder approval. These restrictions provide that the Fund may not acquire more than 3% of the voting securities issued by any one investment company (except where the acquisition results from a dividend or a merger, consolidation or other reorganization) or invest more than 5% of the Fund's assets in securities issued by any one investment company or invest more than 5% of the Fund's assets in securities of other investment companies.

     The percentage limitations (fundamental and non-fundamental) on investments which are set forth above are applied at the time an investment is made. No violation of the percentage limitation will occur unless the limitation is exceeded immediately after an investment is made and as a result thereof (except for the limitations on borrowing which are in effect at all times).

INVESTMENT CONSIDERATIONS/RISK FACTORS

     -- CONCENTRATION OF INVESTMENTS IN NEW YORK STATE ISSUERS

     In view of the Fund's policy of concentrating its investments in the obligations of New York State (the "State"), its municipalities, agencies and instrumentalities (collectively "New York Issuers"), the following information is provided to investors. This represents only a brief summary of the corresponding risks inherent in the Fund and does not purport to be a complete description. It is based on information obtained from official statements relating to securities offerings of the State, from independent municipal credit reports and from other sources. This information is believed to be accurate but has not been independently verified by the Fund. Additional information may be obtained from official statements and prospectuses issued by, and other information reported by the State and its various public bodies and other entities located within the State in connection with the issuance of their respective securities.

     As noted in the Fund's Prospectus, as a fundamental policy, at least 80% of the Fund's net assets will ordinarily be invested in New York State, municipal and public authority debt obligations, the interest from which is exempt from Federal income tax, New York State income tax and New York City personal income tax ("New York State Tax Exempt Securities"). Therefore, the Fund is more susceptible to political, economic or regulatory factors and/or events affecting the State and its political subdivisions than would a more diverse portfolio of securities relating to a number of different states. In addition, the value of the Fund's shares may fluctuate more widely than the value of shares of a diversified portfolio of securities relating to a number of different states.



     A national recession commenced in mid-1990. The nation then experienced a period of weak economic growth during 1991 and 1992. In 1993, the nation's economy grew faster than in 1992, but still at a very moderate rate, as compared to other recoveries. The rate of economic expansion accelerated considerably in 1994. National employment and income growth in 1994 were substantial. In response, the Federal Reserve Board shifted to a policy of monetary tightening by raising interest rates throughout most of the year. As a result, expansion of the economy slowed sharply during the first half of 1995 as higher interest rates reduced the growth of consumer spending and business investment.

     The economic recession was more severe in State and its recovery started later than in the nation as a whole due in part to the significant downsizing in the banking and financial services industries, defense related industries and other major corporations as well as an overbuilt commercial real estate market. The State recovery, as measured by employment, began near the start of calendar year 1993. During the calendar year 1993, employment began to increase, though sporadically, and the unemployment rate declined. Moderate employment growth continued into the first half of 1994 but then came to a virtual halt in the middle of the year. Employment growth once again picked up in 1995, though as of September, 1995, unemployment in New York State was 6.8%.

     New York State's fiscal year begins April 1 of each year. The 1995-1996 budget, adopted over two months later than the April 1, 1995 deadline, attempted to make important changes to the State's fiscal policies. For the first time in 50 years, the State's budget called for a reduction in year to year expenditures. At the same time, the budget attempted to close a $4.8 billion gap identified at the beginning of the budget process by, in part, significantly reducing expenditures on certain services. Through the first six months of the 1995-1996 fiscal year, the State has made no significant revisions to the budget and still projects a balanced budget for the year. However, with the projected slow down of the national and State economies along with the sizes of the additional tax reductions expected to be phased in over the next two years, the State's fiscal outlook remains stressed.

     On October 2, 1995, the State Comptroller released a report entitled "Comptroller's Report on the Financial Condition of New York State 1995" in which he identified several risks to the State Financial Plan and reaffirmed his estimate that the State faces a potential imbalance in receipts and disbursements of at least $2.7 billion for the State's 1996-1997 fiscal year and at least $3.9 billion for the State's 1997-1998 fiscal year.

     Uncertainties with regard to both the economy and potential decisions at the federal level add further pressure on future budget balance in New York State. Specific budget proposals being discussed at the federal level but not included in the State's current economic forecast would, if enacted, have a disproportionately negative impact on the longer-term outlook for the State's economy as compared to other states.



     To the extent that the State's municipalities, agencies and authorities require State assistance to meet their financial obligations, the ability of the State of New York to meet its own obligations as they become due or to obtain additional financing could be adversely affected and any reduction in such assistance and subsidies by the State could adversely affect the ability of such issuers to meet their debt obligations. Any reduction in the actual or perceived ability of any issuer of New York State Tax Exempt Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would be likely to adversely affect the market value and marketability of its obligations and could adversely affect the values of New York Tax Exempt Securities as well.

     A substantial principal amount of bonds issued by various municipalities, agencies and authorities are either guaranteed by the State through lease-purchase arrangements, other contractual obligations or moral obligation provisions, which impose no immediate financial obligation on the State and require appropriations by the legislature before any payments can be made. Failure of the State to appropriate necessary amounts or to take other action to permit such municipalities, agencies or authorities to meet their obligations could result in their default. If a default were to occur, it would likely have a significant adverse impact on the market price of obligations of the State and its municipalities, agencies and authorities. While debt service is normally paid out of revenues generated by projects of such issuers, the State has had to appropriate large amounts of funds in recent years to enable such municipalities, agencies and authorities to meet their financial obligations and in some cases, prevent default. Additional financial assistance is expected to be required in the current and in the future fiscal years since certain municipalities, agencies and authorities continue to experience financial difficulties.

     The combination of state and local taxes in the State has been among the highest in the nation for many years. The burden of state and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not relocate within, the State. The current high level of taxes limits the ability of New York State, New York City and other municipalities to impose higher taxes in the event of future difficulties. In addition, constitutional challenges to State laws have limited the amount of taxes which political subdivisions can impose on real property, which may have an adverse effect on the ability of issuers to meet obligations supported by such taxes. A variety of additional court actions have been brought against the State and certain agencies and municipalities relating to financing, amount of real estate tax, use of tax revenues and other matters, which could adversely affect the ability of the State or such agencies or municipalities to pay their obligations.


     The fiscal health of the State is closely related to the fiscal health of it localities, particularly New York City (the "City"), which has required and continues to require significant financial assistance from the State. Both the State and the City face potential economic problems which could seriously affect the ability of both the State and the City to meet their respective financial obligations. On July 10, 1995, Standard & Poor's lowered its rating on the City's general obligation bonds to BBB+ from A-. The City faces continuing and recurring problems of economic sluggishness compounded by reductions in State aid. Moreover, large budget gaps projected over the next three years further indicate the City's lack of financial flexibility. Despite Mayor Giuliani's efforts at reform, many industry analysts expect further downgrades by the credit agencies rating in the future.



     Beginning in early 1975, the State, the City and other State entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to higher interest rates on, and lower market prices for, debt obligations issued by them. A recurrence of such financial difficulties or failure of certain financial recovery programs could result in defaults or declines in the market values of numerous New York obligations in which the Fund may invest.

     Since 1990, S&P and Moody's Investor Service, Inc. ("Moody's") each lowered its credit rating on New York State's general obligation bonds and certain other obligations issued by New York State. Ratings of New York State's general obligation bonds are among the lowest of all states. As a result, there are special risks inherent in the Fund's concentration of investments in New York Tax Exempt Securities.

         The foregoing information as to certain New York risk factors is given to investors in view of the Fund's policy of concentrating its investments in New York issuers. Such information constitutes only a brief summary and does not purport to be a complete description. See Appendix A to this Statement.

     -- CREDIT QUALITY

The following special considerations are risk factors associated with the Fund's investments in high yield (lower rated) securities:

     -- RISK FACTORS OF HIGH YIELD SECURITIES. The Fund may invest up to 20% of its assets in securities of lower rated categories or in securities which are unrated but deemed to be of comparable quality by the Adviser. These high yield, high risk securities (commonly referred to as "junk bonds") are subject to certain risks that may not be present with investments of higher grade securities. The following supplements the disclosure in the Fund's prospectus.

     -- EFFECT OF INTEREST RATE AND ECONOMIC CHANGES. The prices of high yield securities tend to be less sensitive to interest rate changes than higher-rated investments, but may be more sensitive to adverse economic changes or individual corporate developments. Periods of economic uncertainty and changes generally result in increased volatility in market prices and yields of high yield securities and thus in the

Fund's net asset value. A strong economic downturn or a substantial period of rising interest rates could severely affect the market for high yield securities. In these circumstances, highly leveraged companies might have difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities and thus the Fund's net asset value. Further, if the issuer of a security owned by the Fund defaults, the Fund might incur additional expenses to seek recovery.

     Generally, when interest rates rise, the value of fixed rate debt obligations, including high yield securities, tends to decrease; when interest rates fall, the value of fixed rate debt obligations tends to increase. If an issuer of a high yield security containing a redemption or call provision exercises either provision in a declining interest rate market, the Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if the Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which the Fund's expenses could be allocated and in a reduced rate of return for the Fund. While it is impossible to protect entirely against this risk, diversification of the Fund's portfolio and the careful analysis of prospective portfolio securities by OppenheimerFunds, Inc. (the "Adviser") should minimize the impact of a decrease in value of a particular security or group of securities in the Fund's portfolio.

     -- THE HIGH YIELD SECURITIES MARKET. The market for below investment grade bonds expanded rapidly in the 1980's and its growth paralleled a long economic expansion. During that period, the yields on below investment grade bonds rose dramatically. Such higher yields did not reflect the value of the income stream that holders of such bonds expected, but rather the risk that holders of such bonds could lose a substantial portion of their value as a result of the issuer's financial restructuring or default. In fact, from 1989 to 1991 during a period of economic recession, the percentage of lower quality securities that defaulted rose significantly, although the default rate decreased in subsequent years. There can be no assurance that such declines in the below investment grade market will not reoccur. The market for below investment grade bonds generally is thinner and less active than that for higher quality bonds, which may limit the Fund's ability to sell such securities at fair market value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

     -- CREDIT RATINGS. The credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of high yield securities. Also, credit rating agencies may fail to change timely a credit rating to reflect changes in economic or company conditions that affect a security's market value. Although the Manager considers ratings of recognized rating services such as Moody's Investors Services, Inc., Standard & Poor's Rating Group, Fitch Investors Services, Inc and Duff & Phelps, ("NRSRO" or "NRSROs") the Manager primarily relies on its own credit analysis, which includes a study of existing debt, capital issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. the Manager continually monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. See Appendix A for a description of corporate bond ratings.

     -- LIQUIDITY AND VALUATION. Lower-rated bonds typically are traded among a smaller number of broker-dealers than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. To the extend that no established retail secondary market exists, many high yield securities may not be as liquid as higher-grade bonds. A less active and thinner market for high yield securities than that available for higher quality securities may limit the Fund's ability to sell such securities at that fair market value in response to changes in the economy or the financial markets. The ability of the Fund to value or sell high yield securities also will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the responsibility of the Fund's Board of Trustees (the "Board of Trustees" or the "Board") to value high yield, high risk securities becomes more difficult, with judgement playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a high yield security, whether or not such perceptions are based on a fundamental analysis. See How to Buy Shares.

     -- LEGISLATION. Provisions of the Revenue Reconciliation Act of 1989 limit a corporate issuer's deduction for a portion of the original issue discount on "high yield discount" obligations (including certain pay-in-kind securities). This limitation could have a materially adverse impact on the market for certain high yield securities. From time to time, legislators and regulators have proposed other legislation that would limit the use of high yield debt securities in leveraged buyouts, mergers and acquisitions. It is not certain whether such proposals, which could also adversely affect high yield securities, will be enacted into law.

-- INVESTMENT IN MUNICIPAL LEASES

Investments in tax-exempt lease obligations, which are commonly referred to as "municipal leases," present certain special risks which are not associated with investments in other tax-exempt obligations such as general obligation bonds or revenue bonds. The principal risks involved in investments in tax-exempt lease obligations are the following:

     -- LIMITED LIQUIDITY. An investment in tax-exempt lease obligations is generally less liquid than an investment in comparable tax-exempt obligations such as general obligation bonds or revenue bonds because (i) tax-exempt lease obligations (other than Certificate of Participation Leases) are usually issued in private placements and contain legal restrictions on transfer and (ii) there is only a limited secondary trading market for such obligations.

     -- RELIANCE ON ADVISER'S CREDIT ANALYSIS. Tax-exempt lease obligations are generally not rated by national credit rating firms, which places the burden for credit analysis upon the Manager.

      -- NON-APPROPRIATION. The ability of a purchaser to perform a meaningful credit analysis is limited by the inclusion in most tax-exempt leases of "non-appropriation" clauses which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless funds are appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

      -- LIMITED REMEDIES. The remedies of a purchaser of a tax-exempt lease obligation may be limited solely to repossession of the collateral for such obligation for resale upon failure of a municipality to make necessary appropriations or upon default by the governmental issuer of such obligation without any recourse to the general credit of the governmental issuer or to acceleration of the rental payments due solely for the remaining fiscal year of the governmental issuer. In addition, the resale value of the collateral may be significantly reduced at the time of repossession due to depreciation.

     -- REDUCTION IN YIELD. Prepayments on underlying leases due to loss or destruction of equipment or exercise of an option of the lessee to purchase such equipment may reduce the purchaser's yield to the extent that interest rates have declined below the level prevailing when the tax-exempt lease obligation was initially purchased. This reduction in yield may occur because the purchaser might be required to invest such prepayments in obligations yielding a lower rate of interest.



HOW THE FUND IS MANAGED

ORGANIZATION AND HISTORY. Rochester Fund Municipals, a Massachusetts business trust, is an open-end, management investment company which currently has one class of shares outstanding. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

     Each Share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share and entitles the holder to one vote per share (and a fractional vote for a fractional share) on matters submitted to their vote at shareholders' meetings. The Trustees are authorized to create new series and classes of series. The Trustees may reclassify unissued shares of the Fund or its series or classes into additional series or classes of shares. The Trustees may also divide or combine the shares of a class into a greater or lesser number of shares without thereby changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy.

     The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

TRUSTEES AND OFFICERS OF THE FUND. The Fund's Trustees and officers, one of which is the Fund's portfolio manager, are listed below, together with principal occupations and business affiliations during the past five years. The address of each is Two World Trade Center, New York, New York 10048, except as noted. As of January 5, 1996 the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of class of the Fund.

BRIDGET A. MACASKILL, CHAIRMAN OF THE BOARD OF TRUSTEES AND PRESIDENT*; AGE: 47.

Chairman of the Board, President and Trustee of the Fund, Rochester Portfolio Series-Limited Term New York Municipal Fund and Rochester Fund Series-The Bond Fund For Growth; Chief Executive Officer of the Manager; President and Chief Operating Officer of the Manager; prior thereto, Chief Operating Officer of the Adviser and Executive Vice President of the Manager from 1987-1989. Vice President and a Director of Oppenheimer Acquisition Corp., Director of Oppenheimer Partnership Holdings, Inc., Chairman and a Director of Oppenheimer Shareholder Services, Director of Main Street Advisers, Inc., and Director of HarbourView Asset Management Corporation, all of which are subsidiaries of the Adviser; a Trustee of the New York-based Oppenheimer funds.

JOHN CANNON, TRUSTEE; AGE: 65
620 Sentry Parkway West, Suite 220, Blue Bell, Pennsylvania 19422

Chairman and Treasurer, CDC Associates, Inc., registered investment adviser, 1993-present; prior thereto, President, AMA Investment Advisers, Inc., a mutual fund investment adviser, 1976-1991; Senior Vice President AMA Investment Advisers, Inc., 1991-1993; Director, Neuberger & Berman Income Managers Trust, Neuberger & Berman Income Funds and Neuberger & Berman Income Trust, 1995-present; Trustee of Rochester Portfolio Series-Limited Term New York Municipal Fund and Rochester Fund Series-The Bond Fund For Growth since 1992.

PAUL Y. CLINTON, DIRECTOR; AGE: 64
946 Morris Avenue, Bryn Mawr, Pennsylvania 19010

Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; formerly President of Essex Management Corporation, a management consulting company; Trustee of Capital Cash Management Trust, Prime Cash Fund and Short Term Asset Reserves, each of which is a money-market fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., and Quest Cash Reserves, Inc. and Trustee of Quest For Value Accumulation Trust, all of which are open-end investment companies. Formerly a general partner of Capital Growth Fund, a venture capital partnership; formerly a general partner of Essex Limited Partnership, an investment partnership; formerly President of Geneve Corp., a venture capital fund; formerly Chairman of Woodland Capital Corp., a small business investment company; formerly Vice President of W.R. Grace & Co. Trustee of Rochester Portfolio Series-Limited Term New York Municipal Fund and Rochester Fund Series-The Bond Fund For Growth.

---------
* A Trustee who is an "interested person" as defined in the Investment Company Act.

THOMAS W, COURTNEY, DIRECTOR; AGE: 62
P.O. Box 580, Sewickley, Pennsylvania 15143

Principal of Courtney Associates, Inc., a venture capital firm; former
General Partner of Trivest Venture Fund, a private venture capital fund; former President of Investment Counseling Federated Investors, Inc.; Trustee of Cash Assets Trust, a money market fund; Director of Quest Cash Reserves, Inc., Oppenheimer Quest Value Fund, Inc. and Oppenheimer Quest Global Value Fund, Inc. and Trustee of Quest for Value Accumulation Trust, all of which are open-end investment companies; former President of Boston Company Institutional Investors; Trustee of Hawaiian Tax-Free Trust and Tax Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; former Director of Financial Analysts Federation; Trustee of Rochester Portfolio Series-Limited Term New York Municipal Fund and Rochester Fund Series-The Bond Fund For Growth.

LACY B. HERRMANN, DIRECTOR; AGE: 66
380 Madison Avenue, Suite 2300, New York, New York 10017

President and Chairman of the Board of Aquila Management Corporation, the sponsoring organization and Administrator and/or Sub-Adviser to the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Short Term Asset Reserves, Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and Aquila Rocky Mountain Equity Fund; Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer and Trustee/Director of its predecessors; President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves; Director or Trustee of Quest Cash Reserves, Inc., Oppenheimer Quest Global Value Fund, Inc. and Oppenheimer Quest Value Fund, Inc. and Trustee of Quest for Value Accumulation Trust and The Saratoga Advantage Trust, each of which is an open-end investment company; Trustee of Rochester Portfolio Series-Limited Term New York Municipal Fund and Rochester Fund Series-The Bond Fund For Growth; Trustee of Brown University.

GEORGE LOFT, DIRECTOR, AGE: 80
51 Herrick Road
Sharon, Connecticut 06069

Private Investor; Director of Quest Cash Reserves, Inc., Oppenheimer Quest for Value Fund, Inc. and Oppenheimer Quest Global Value Fund, Inc. and Trustee of Quest for Value Accumulation Trust and The Saratoga Advantage Trust, all of which are open-end investment companies, and Director of the Quest for Value Dual Purpose Fund, Inc., a closed-end investment company; Trustee of Rochester Portfolio Series-Limited Term New York Municipal Fund and Rochester Fund Series-The Bond Fund For Growth.

RONALD H. FIELDING, VICE PRESIDENT; AGE: 46
350 Linden Oaks, Rochester, New York 14625

Vice President of the Fund and Rochester Portfolio Series-Limited Term New York Municipal Fund, January 5, 1996-present; Senior Vice President and Portfolio Manager of the Manager, January 5, 1996-present; President of the Rochester Division of the Manager, January 4, 1996-present; President and Trustee of the Fund, 1986-January 5, 1996; Portfolio Manager of the Fund, 1986-present; President and Trustee of

Rochester Portfolio Series - Limited Term New York Municipal Fund,
1991-January 4, 1996; President and Trustee of Rochester Fund Series - The Bond Fund For Growth, 1986-January 4, 1996; President and Director of Rochester Tax Managed Fund, Inc., 1985-1995; President and a director, Fielding Management Company, Inc. (1988-present); President and a director, Rochester Fund Distributors, Inc. (1990-present); President and a director, Rochester Capital Advisors, Inc. (1993-present); President and a director, Rochester Fund Services, Inc. (1986-present).

ANDREW J. DONOHUE, SECRETARY; AGE: 45

Secretary of the Fund, Rochester Portfolio Series-Limited Term New York Municipal Fund and Rochester Fund Series-The Bond Fund For Growth; Executive Vice President and General Counsel of the Manager and the Distributor; an officer of other Oppenheimer funds; formerly Senior Vice President and Associate General Counsel of the Manager and the Distributor, partner in Kraft & McManimon (a law firm), an officer of First Investors Corporation (a broker-dealer) and First Investors Management Company, Inc. (broker-dealer and investment adviser), and a director and an officer of First Investors Family of Funds and First Investors Life Insurance Company.

GEORGE C. BOWEN, TREASURER; AGE: 59
3410 South Galena Street Denver, Colorado 80231

Treasurer of the Fund, Rochester Portfolio Series-Limited Term New York Municipal Fund and Rochester Fund Series-The Bond Fund For Growth; Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView Asset Management Corporation; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial Asset Management Corporation, an investment advisory subsidiary of the Manager; Vice President, Treasurer and Secretary of the Agent and Shareholder Financial Services, Inc., a transfer agent subsidiary of the Manager; an officer of other Oppenheimer funds.

ROBERT G. ZACK, ASSISTANT SECRETARY; AGE: 47

Assistant Secretary of the Fund, Rochester Portfolio Series-Limited Term New York Municipal Fund and Rochester Fund Series-The Bond Fund For Growth; Senior Vice President and Associate General Counsel of the Manager; Assistant Secretary of SSI and SFSI; an officer of other Oppenheimer funds.

ROBERT BISHOP, ASSISTANT TREASURER; AGE: 36
3410 South Galena Street, Denver, Colorado 80231

Assistant Treasurer of the Fund, Rochester Portfolio Series-Limited Term New York Municipal Fund and Rochester Fund Series-The Bond Fund For Growth; Assistant Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; previously a Fund Controller for the Manager, prior to which he was an Accountant for Yale & Seffinger, P.C., an accounting firm, and previously an Accountant and Commissions Supervisor for Stuart James Company Inc., a broker-dealer.

SCOTT FARRAR, ASSISTANT TREASURER; AGE: 30
3410 South Galena Street, Denver, Colorado 80231

Assistant Treasurer of the Fund, Rochester Portfolio Series-Limited Term New York Municipal Fund and Rochester Fund Series-The Bond Fund For Growth; Assistant Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; previously a Fund Controller for the Manager, prior to which he was an International Mutual Fund Supervisor for Brown Brothers Harriman & Co., a bank, and previously a Senior Fund Accountant for State Street Bank & Trust Company.

      -- REMUNERATION OF TRUSTEES. All officers of the Fund and Ms. Macaskill, a Trustee and President, are officers or directors of the Manager and receive no salary or fee from the Fund. The following table sets forth the aggregate compensation received by the non-interested Trustees from the Fund during the fiscal year ended December 31, 1995.

                                Pension or
                                Retirement
                                Aggregate              Benefits             Estimated             Total
                                Compensation           Accrued as           Annual                Compensation
                                from the               Part of Fund         Benefits Upon         From Fund
Name of Person                  Fund(1)                Expenses(2)          Retirement(2)         Complex(3)
John Cannon ................    $19,900                $43,667              $13,500               $29,400
Paul Y. Clinton ............    $                                                                 $
Thomas W. Courtney .........    $                                                                 $
Lacy B. Herrmann ...........    $                                                                 $
George Loft ................    $                                                                 $

-----------
(1) During the fiscal year ended December 31, 1995, only one of the Fund's current trustees, John Cannon, served as a Trustee of the Fund.

(2) The Board of Rochester Fund Municipals has adopted a Retirement Plan for Independent Trustees of that Fund. Under the terms of the Retirement Plan, as amended and restated on October 16, 1995, an eligible Trustee (an Independent Trustee who has served as such for at least three years prior to retirement) may receive an annual benefit equal to the product of $1,500 multiplied by the number of years of service as an Independent Trustee up to a maximum of nine years. The maximum annual benefit which may be paid to an eligible Trustee under the Retirement Plan is $13,500. The Retirement Plan will be effective for all eligible Trustees who have dates of retirement occurring on or after December 31, 1995. Subject to certain exceptions, retirement is mandatory at age 72 in order to qualify for the Retirement Plan. Although the Retirement Plan permits Eligible Trustees to elect early retirement at age 63, retirement benefits are not payable to Eligible Trustees who elect early retirement until age 65. The Retirement Plan provides that no Independent Trustee who is elected as a Trustee of Rochester Fund Municipals after September 30, 1995, will be eligible to receive benefits thereunder. Mr. Cannon is the only current Independent Trustee who may be eligible to receive benefits under the Retirement Plan. The estimate of annual benefits payable to Mr. Cannon under the Retirement Plan is based upon the assumption that Mr. Cannon, who was first elected as a Trustee of the Fund in 1992, will serve as an Independent Trustee for nine years.

(3) Includes compensation received during the fiscal year ended December 31, 1995, from all registered investment companies within the Fund Complex during that year which consisted of the Fund Rochester Portfolio Series-Limited Term New York Municipal Fund, Rochester Fund Series - The Bond Fund For Growth, and Rochester Tax Managed Fund, Inc. On June 28, 1995, Rochester Fund Series - The Bond Fund For Growth acquired all of the assets and assumed all of the liabilities of Rochester Tax Managed Fund, Inc.

--MAJOR SHAREHOLDERS. As of December 15, 1995, no person owned of record or was known by the Fund to own beneficially 5% or more of outstanding voting securities of the Fund except Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive, EFL 3, Jacksonville, Florida 32246 which was the record owner of 15% of the outstanding shares of the Fund.

the Manager AND ITS AFFILIATES. the Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom serve as officers of the Fund and one of whom (Ms. Macaskill) serves as a Trustee of the Fund. On January 4, 1996, the manager acquired substantially all of the assets of Rochester Capital Advisers, L.P. and Fielding Management Company, Inc. and was appointed investment adviser to the Fund.

     the Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

--THE INVESTMENT ADVISORY AGREEMENT. The Investment Advisory Agreement between the Manager and the Fund which was entered into on January 4, 1996 ("Advisory Agreement") requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund. For these services, the Manager will receive from the Fund an annual fee, computed and payable monthly as a percentage of average daily net assets, as follows:
0.54% of average daily net assets up to $100 million; 0.52% of average daily net assets on the next $150 million; 0.47% of average daily net assets on the next $1,750 million; 0.46% of the next $3 billion; and 0.45% of average daily net assets over $5 billion.

     Expenses not expressly assumed by the Manager under the Advisory Agreement or by the Distributor are paid by the Fund. The Advisory Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation. For the Fund's fiscal year ended December 31, 1995, the management fees paid by the Fund to its previous investment adviser, Rochester Capital Advisors, L.P. During the fiscal year ended December 31, 1994, management fees paid by the Fund consisted of $5,010,516 paid to Rochester Capital Advisors, L.P. for the period from May 1, 1994 to December 31, 1994, and $2,552,432 paid to Fielding Management Company, Inc. for the period from January 1, 1994 to April 30, 1994. During the fiscal year ended December 31, 1993, the Fund paid investment advisory fees of $5,955,268 to Fielding Management Company, Inc. Fielding Management Company, Inc. served as investment adviser to the Fund from the commencement of its operations as an open-end investment company on May 15, 1986 through April 30, 1994. Rochester Capital Advisors, Inc. is the general partner of Rochester Capital Advisors, L.P.

     The Advisory Agreement contains no expense limitation. However, independently of the Agreement, the Manager has voluntarily undertaken that the total expenses of the Fund in any fiscal year (exclusive of taxes, interest, brokerage commissions, and any extraordinary non-recurring expenses, such as litigation costs) shall not exceed the most stringent state regulatory limitation on Fund expenses applicable to the Fund. The payment of the management fee will be reduced so that at no time will there be any accrued but unpaid liability under the above expense limitation. the Manager reserves the right to amend or terminate this expense limitation at any time.

         The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, the Manager shall not be liable for any loss sustained by reason of good faith errors or omissions on its part with respect to any matters to which the Advisory Agreement relates. The Agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

--THE DISTRIBUTOR. Under its General Distributor's Agreement with the Fund, which was entered into on January 4, 1996, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares of beneficial interest, but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (other than those paid under the Distribution and Service Plans, but including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders) are borne by the Distributor. During the Fund's fiscal years ended December 31, 1993, 1994 and 1995, the aggregate amount of sales charge on sales of the Fund's shares was $26,603,566, $16,039,947, and $8,868,211, respectively, of which Rochester Fund Distributors, Inc., the Fund's previous principal underwriter, retained $3,347,397, $2,015,030 and $1,086,283 in those respective years. For additional information about distribution of the Fund's shares and the payments made by the Fund to the Distributor in connection with such activities, please refer to "The Fund's Service Plan," below.

     --THE TRANSFER AGENT. OppenheimerFunds Services, the Fund's transfer agent, a division of the Manager, is responsible for maintaining shareholder accounting records, and for shareholder servicing and administrative functions. The Agent is compensated on the basis of a fixed fee per account. The compensation paid by the Fund for such services under a comparable arrangement with Rochester Fund Services, Inc., the Fund's previous shareholder services agent, for the fiscal years ending December 31, 1993, 1994 and 1995 was $724,431, $1,152,456 and
$1,267,809, respectively.

--ACCOUNTING AND RECORDKEEPING SERVICES. the Manager also provides certain accounting and recordkeeping services to the Fund pursuant to an Accounting and Administration Agreement entered into on January 4, 1996. The services provided pursuant to the Fund thereunder include the maintenance of general ledger accounts and records relating to the business of the Fund in the form required to comply with the Investment Company Act and the calculation of the daily net asset value of the Fund. The compensation paid by the Fund for such services to Rochester Fund Services, Inc. its previous shareholder services agent, for the fiscal years ended December 31, 1993, 1994 and 1995 was $442,850, $556,700 and $607,025.

BROKERAGE POLICIES OF THE FUND

BROKERAGE PROVISIONS OF THE INVESTMENT ADVISORY AGREEMENT. One of the duties of the Manager under the Advisory Agreement is to arrange the portfolio transactions for the Fund. The Advisory Agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions. In doing so, the Manager is authorized by the Advisory Agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. the Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

     Under the Advisory Agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

DESCRIPTION OF BROKERAGE PRACTICES FOLLOWED BY the Manager. Subject to the provisions of the Advisory Agreement and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the Advisory Agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. As stated in the prospectus, the portfolio securities of the Fund are generally traded on a net basis and, as such, do not involve the payment of brokerage commissions. It is the policy of the Manager to obtain the best net results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer spread) and the firm's general execution capabilities. Where more than one dealer is able to provide the most competitive price, both the sale of Fund shares and the receipt of research may be taken into consideration as factors in the selection of dealers to execute portfolio transactions for the Fund. The transaction costs associated with such transactions consist primarily of the payment of dealer and underwriter spreads. Brokerage commissions are paid primarily for effecting transactions in listed securities and or for certain fixed-income agency transactions, in the secondary market, otherwise only if it appears likely that a better price or execution can be obtained. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     The research services provided by a particular broker may be useful in one or more of the advisory accounts of the Manager and its affiliates. The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the Advisory Agreement or the Distribution Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services. The Fund did not incur costs for brokerage commissions in connection with its portfolio transactions during the fiscal years ended December 31, 1993, 1994 and 1995.

         A change in securities held by the Fund is known as "portfolio turnover". As portfolio turnover increases, the Fund can be expected to incur brokerage commission expenses and transaction costs which will be borne by the Fund. In any particular year, however, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. For the fiscal years ended December 31, 1993, 1994, and 1995 the Fund's portfolio turnover rates were and 18.27%, 34.39% and 14.54%, respectively.

PERFORMANCE OF THE FUND

YIELD AND TOTAL RETURN INFORMATION. As described in the Prospectus, from time to time the "standardized yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value" of an investment in shares of the Fund may be advertised. An explanation of how these total returns are calculated and the components of those calculations is set forth below.

     The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns of the Fund for the 1, 5, and 10-year periods ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns.

-- STANDARDIZED YIELDS

     -- YIELD. The Fund's "yield" (referred to as "standardized yield") for a given 30-day period is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission that apply to all funds that quote yields:

                                   2-b     6
          Standardized Yield = 2[( --- + 1) - 1]
                                   cd

     The symbols above represent the following factors:

       a = dividends and interest earned during the 30-day period.

       b = expenses accrued for the period (net of any expense reimbursements).

       c = the average daily number of shares outstanding during the 30-day period that were entitled to receive dividends.

       d = the maximum offering price per share on the last day of the period, adjusted for undistributed net investment income.

     The standardized yield for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield", described below. For the 30-day period ended December 31, 1995, the standardized yields for the Fund's shares was 5.50%.

     -- TAX-EQUIVALENT YIELD. The Fund's "tax-equivalent yield" adjusts the Fund's current yield, as calculated above, by a stated combined Federal, state and city tax rate. The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate and adding the result to the portion (if any) of the Fund's current yield that is not tax exempt. The tax equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. The Fund's tax-equivalent yield (after expense assumptions by the Manager) for the 30-day period ended December 31, 1995, for an individual New York City resident in the 42.7% combined tax bracket was 9.6%.

     -- DIVIDEND YIELD AND DISTRIBUTION RETURN. From time to time the Fund may quote a "dividend yield" or a "distribution return". Dividend yield is based on the dividends paid on shares of a class from dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:



Dividend Yield   Dividends of the Class
 of the Class  = ----------------------- / Number of Days (accrual period) X 365
                 Max. Offering Price of
                 the Class (last day of
                         period)

         The maximum offering price includes the maximum front-end sales charge.

     From time to time similar yield or distribution return calculations may also be made using the net asset value (instead of its maximum offering price) at the end of the period. The dividend yield for the 30-day period ended December 31, 1995 were 5.31% and 5.43% when calculated at maximum offering price and at net asset value, respectively.

-- TOTAL RETURN INFORMATION

     -- Average Annual Total Returns. The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                  ( ERV )(1/n)
                  (-----)   -1 = Average Annual Total Return
                  (  P  )

     -- CUMULATIVE TOTAL RETURNS. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                               ERV - P
                               ------- = Total Return
                                  P

In calculating total return, the current maximum sales charge of 4.0% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The "average annual total returns" on an investment in shares of the Fund for the one and five year periods ended December 31, 1995 and for the period from May 15, 1986 through December 31, 1995, were 13.83%, 8.44% and 8.36%, respectively. The cumulative "total return" on shares of the Fund for the period from May 15, 1986 through December 31, 1995 was 115.97%.

     -- TOTAL RETURNS AT NET ASSET VALUE. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in shares of the Fund (without considering the front-end sales charge) and takes into consideration the reinvestment of dividends and capital gains distributions. The Fund's cumulative total return at net asset value for the one year period ended December 31, 1995 and the period from May 15, 1986 through December 31, 1995 was 18.58% and 124.92%, respectively.

OTHER PERFORMANCE COMPARISONS. From time to time the Fund may publish the ranking of its shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked against (i) all other funds (excluding money market funds) and (ii) all other New York municipal bond funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.

     From time to time the Fund may publish the ranking of its performance by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, monthly in broad investment categories (equity, taxable bond, municipal bond and hybrid) based on risk-adjusted investment return. Investment return measures a fund's three, five and ten-year average annual total returns (when available) in excess of 90-day U.S. Treasury bill returns after considering sales charges and expenses. Risk reflects fund performance below 90-day U.S. Treasury bill monthly returns. Risk and return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). Morningstar ranks the performance of the Fund in relation to that of other New York State municipal bond funds. Rankings are subject to change.

     The total return on an investment in the Fund may be compared with performance for the same period of comparable indices, including but not limited to The Bond Buyer Municipal Bond Index and the Lehman Brothers Municipal Long Bond Index. The Bond Buyer Municipal Bond Index is an unmanaged index which consists of 40 long-term municipal bonds. The index is based on price quotations provided by six municipal bond dealer-to-dealer brokers. The Lehman Brothers Municipal Bond Index is a broadly based, widely recognized unmanaged index of municipal bonds. Whereas the Fund's portfolio comprises bonds principally from New York State, the Indices are comprised of bonds from all 50 states and many jurisdictions. Index performance reflects the reinvestment of income but does not consider the effect of capital gains or transaction costs. Any other index selected for comparison would be similar in composition to one of these two indices.

     Investors may also wish to compare the return on the Fund's shares to the returns on fixed income investments available from banks and thrift institutions, such as certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return, and Treasury bills are guaranteed as to principal and interest by the U.S. government.

     From time to time, the Fund's Adviser may publish rankings or ratings of the Manager (or other service providers) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the OppenheimerFunds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

     The performance of the Fund's shares may also be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

THE FUND'S SERVICE PLAN

     The Fund has adopted a Service Plan under Rule 12b-1 of the Investment Company Act, pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of shares as described in the Prospectus. The Service Plan permits the Fund to pay its Distributor a service fee in connection with the distribution of shares of the Fund in an amount of up to 0.25% per annum of the

Fund's average daily net assets (the "Service Fee"). The Service Fee is utilized to compensate broker-dealers and financial institutions, including the Distributor (collectively, "Recipients"), for services performed and/or expenses incurred in servicing shareholder accounts. Although the terms of the Service Plan permit aggregate payments thereunder of up to 0.25% per annum of the Fund's average daily net assets, the Board of Trustees of the Fund has approved aggregate payments thereunder of only 0.15% per annum.

     The Service Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the "Independent Trustees", cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority of the outstanding voting securities" of the Fund (as defined in the Investment Company Act). Unless terminated as described below, the Service Plan will continue in effect from year to year but only as long as such continuance is specifically approved at least annually by the Fund's Board of Trustees, including the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Service Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority of the outstanding voting securities" of the Fund (as defined in the Investment Company Act). The Service Plan may not be amended to increase materially the amount of payments to be made unless such amendment is approved by the holders of a "majority of the outstanding voting securities" of the Fund (as defined in the Investment Company
Act).

     While the Service Plan is in effect, the Treasurer of the Fund shall provide written reports to the Fund's Board of Trustees at least quarterly for its review, detailing the amount of all payments made pursuant to the Service Plan, the identity of each Recipient that received any such payment, and the purpose of the payments. Those reports will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. The Service Plan further provides that while it is in effect, the selection or replacement and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision as to any such selection or nomination is approved by a majority of such Independent Trustees.

     For the fiscal year ended December 31, 1995, payments under the Fund's previous Distribution Plan, which was in effect during that year, totalled $3,452,348, which consisted of Service Fee payments to Recipients of $2,757,558 and asset based sales charge payments of $694,790. The aggregate Service Fee payments to Recipients included an amount of $2,503,608 paid to Rochester Fund Distributors, Inc., the Fund's previous principal underwriter for its services in maintaining shareholder accounts as to which it was the dealer of record. Rochester Fund Distributors, Inc. paid a total of $2,698,619 to broker dealers in service fees in 1995. The aggregate asset based sales charge payments consisted of $____. The Fund's previous Distribution Plan was amended, effective as of May 1, 1995, to eliminate the asset based sales charge component of the Distribution Plan.

ABOUT YOUR ACCOUNT

HOW TO BUY SHARES

     See How to Buy Shares in the Prospectus for a description of how shares of the Fund are offered to the Public and how the excess of the public offering price over the net amount invested is allocated to authorized dealers. The Prospectus also describes several special purchase plans and methods by which shares may be purchased at reduced sales loads, including certain classes of persons who may purchase shares at net asset value. As discussed in the Prospectus, a reduced sales charge rate may be obtained for the purchase of shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain circumstances described in the Prospectus because the Distributor or dealer or broker incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, parents, grandparents, parents-in-law, brothers and sisters, sons- and daughters-in-law, siblings, a sibling's spouse and a spouse's siblings.

DETERMINATION OF NET ASSET VALUE PER SHARE. The net asset value per share of shares of the Fund is determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchanges most recent annual holiday schedule (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. Trading may occur in debt securities and in foreign securities when the Exchange is closed (including weekends and holidays). Because the Fund's net asset value will not be calculated on those days, the Fund's net asset value per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

     The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a securities exchange or on the Nasdaq National Market System ("Nasdaq") are valued at the last reported sale prices on their primary exchange or Nasdaq that day (or, in the absence of sales that day, at values based on the last sale prices of the preceding trading day, or closing bid and asked prices); (ii) securities actively traded on a foreign securities exchange are valued at the last sales price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded; (iii) unlisted foreign securities or listed foreign securities not actively traded are valued as in (i) above, if available, or at the mean between "bid" and "asked" prices obtained from active market makers in the security on the basis of reasonable inquiry; (iv) long-term debt securities having a remaining maturity in excess of 60 days are valued at the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained from active market makers in the security on the basis of reasonable inquiry; (v) debt instruments having a maturity of more than one year when issued, and non-money market type instruments having a maturity of one year or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained from active market makers in the security on the basis of reasonable inquiry; (vi) money market-type debt securities having a maturity of less than one year when issued that having a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vii) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Board's procedures.

ACCOUNTLINK. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

REDUCED SALES CHARGES. See How to Purchase Shares in the Prospectus for a description of how Shares of each class are offered to the public and how the excess of public offering price over the net amount invested, if any, is allocated to authorized dealers. The Prospectus describes several special purchase plans and methods by which Shares of each class may be purchased. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain circumstances described in the Prospectus because the Distributor or dealer or broker incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, parents, grandparents, parents-in-law, brothers and sisters, sons-and daughters-in-law, siblings, a sibling's spouse and a spouse's siblings.

     -- THE OPPENHEIMER FUNDS. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:

Oppenheimer Tax-Free Bond Fund
Oppenheimer New York Tax-Exempt Fund
Oppenheimer California Tax-Exempt Fund
Oppenheimer Intermediate Tax-Exempt Fund
Oppenheimer Insured Tax-Exempt Fund
Oppenheimer Main Street California Tax-Exempt Fund
Oppenheimer Florida Tax-Exempt Fund
Oppenheimer Pennsylvania Tax-Exempt Fund
Oppenheimer New Jersey Tax-Exempt Fund
Oppenheimer Discovery Fund
Oppenheimer Fund
Oppenheimer Target Fund
Oppenheimer Growth Fund
Oppenheimer Equity Income Fund
Oppenheimer Value Stock Fund
Oppenheimer Asset Allocation Fund
Oppenheimer Total Return Fund, Inc.

Oppenheimer Main Street Income & Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Champion High Yield Fund
Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund
Oppenheimer Global Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Bond Fund
Oppenheimer International Bond Fund
 and the following "Money Market Funds":

Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial Government Trust
Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial America Fund, L.P.
Daily Cash Accumulation Fund, Inc.

     There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).

     -- LETTERS OF INTENT. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase shares of the Fund (and Class A Shares of other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the shares of the Fund and the Class A Shares of other Oppenheimer funds purchased under the Letter to obtain the reduced sales charge rate on purchases of shares of the Fund (and Class A Shares other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of such shares. Each purchase of shares of the Fund and Class A Shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

     In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

     For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

     In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

     -- Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

     3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

     5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A shares or Class B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

ASSET BUILDER PLANS. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds.

     There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

CANCELLATION OF PURCHASE ORDERS. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

HOW TO SELL SHARES

     Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

     -- CHECKWRITING. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

         -- INVOLUNTARY REDEMPTIONS. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $________ or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the Shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

REINVESTMENT PRIVILEGE. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds at net asset value as described herein. The reinvestment may be made without sales charge only in shares of the Fund or in Class A Shares any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the

Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

SPECIAL ARRANGEMENTS FOR REPURCHASE OF SHARES FROM DEALERS AND BROKERS. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice.

     By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below and in the provisions of the OppenheimerFunds Application relating to such Plans, as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

     -- AUTOMATIC EXCHANGE PLANS. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange

Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

     -- AUTOMATIC WITHDRAWAL PLANS. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent and the Fund shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

     For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

     Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

     The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

     The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the

Planholder or his or her executor or guardian, or other authorized person.

     To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

     If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

HOW TO EXCHANGE SHARES

     As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A shares, but certain [other] Oppenheimer funds do not presently offer either or both of Class B or Class C shares. A list showing which funds offer which class can be obtained by calling the Distributor at 1-800-525-7048.

     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege. No contingent deferred sales charge is imposed on exchanges of shares of either class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of 10 or more accounts. The Fund may accept requests for exchanges of up to

50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

     When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans, Checkwriting, if available, and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

     The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.


DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. Dividends will be payable on shares held of record at the time of the previous determination of net asset value. However, daily dividends on newly purchased shares will not be declared or paid until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. If all shares in an account are redeemed, all dividends accrued on shares in the account will be paid together with the redemption proceeds. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (i.e., to and including the day prior to settlement of the repurchase).

     Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.

TAX STATUS OF THE FUND'S DIVIDENDS AND DISTRIBUTIONS. The Federal tax treatment of the Fund's dividends and distributions is explained in the Prospectus under the caption Dividends, Distributions and Taxes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) plus its interest income excludable from gross income under Section 103(a) of the Code ("tax-exempt income") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest and payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities or options that were held for less than three months ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer.

     Dividends paid by the fund will qualify as exempt-interest dividends, and thus will be excludable from gross income by its shareholders, if the Fund satisfied the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is tax-exempt income; the Fund intends to continue to satisfy this requirement. The aggregate exempt-interest dividends may not be greater than the excess of the Fund's tax-exempt income over certain amounts disallowed as deductions. The shareholders' treatment of dividends from the Fund under local and state income tax laws may differ from the treatment thereof under the Code.

     As noted in the Prospectus, the Fund annually reports to its shareholders regarding the amounts and status of distributions paid during the year. Such report allocates dividends among tax-exempt, taxable and alternative minimum taxable income in approximately the same proportions as they bear to the Fund's total income for the year. Accordingly, income derived from each of these sources by the Fund in any particular distribution period may vary substantially from the allocation reported to shareholders annually. The proportion of dividends that constitute taxable income will depend on the relative amounts of assets invested in taxable securities, the yield relationships between taxable and tax-exempt securities, and the period of time for which such securities are held.

     Because the taxable portion of the Fund's investment income consists primarily of interest and income from options transactions, its dividends, whether or not treated as "exempt-interest dividends", generally will not qualify for the dividends-received deduction available to corporations.

     Dividends and other distributions declared by the Fund, and payable to shareholders of record on a date, in the last quarter of any calendar year, are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund is usually not deductible for federal income tax purposes. Under rules applied by the Internal Revenue Service to determine whether borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of Fund shares may, depending upon the circumstances, be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of those shares.

     If you redeem shares of the Fund held for six months or less at a loss, that loss will not be recognized for federal income tax purposes to the extent of exempt-interest dividends you have received with respect to those shares. If any such loss exceeds the amount of the exempt-interest dividends you received, that excess loss will be treated as a long-term capital loss to the extent you receive any capital gain distribution with respect to those shares.

     Persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds should consult their own tax advisers before purchasing shares. Such persons may find investment in the Fund unsuitable for tax reasons. Generally, an individual will not be a "related person" under the Code unless he or his immediate family (spouse, brothers, sisters, ancestors, and lineal descendants) owns, directly or indirectly, in the aggregate more than 50% of the equity of a corporation or partnership that is a "substantial user" of a facility financed from the proceeds of industrial development bonds. "Substantial user" of such facilities is defined generally as a non-exempt person who regularly uses a part of such facility in his trade or business.

     The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on December 31 of that year, plus certain other amounts.

         The use of hedging strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from transactions in options derived by the Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement. However, income from the disposition of options will be subject to the Short-Short Limitation if they are held for less than three months.

     If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Fund does not so qualify, it may be forced to defer the closing out of certain options beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as RIC.

     Corporate investors may wish to consult their own tax advisers before purchasing Fund shares. Corporations may find investment in the Fund unsuitable for tax reasons, because the interest on all Municipal Obligations held by the Fund passed through to corporate shareholders will be includible in calculating adjusted current earnings for purposes of both the alternative minimum tax and the environmental tax. In addition, certain property and casualty insurance companies, financial institutions, and U.S. branches of foreign corporations may be adversely affected by the tax treatment of the interest on municipal securities.

ADDITIONAL INFORMATION ABOUT THE FUND

THE CUSTODIAN. Investors Bank & Trust Company ("Custodian"), whose principal business address is 89 South Street Boston, MA 02111 is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates.



INDEPENDENT AUDITORS. Price Waterhouse LLP, 1900 Chase Square, Rochester, NY 14604, serves as the Fund's independent accountants. The services provided by Price Waterhouse LLP include auditing services and review and consultations on various filings by the Fund with the Securities and Exchange Commission and tax authorities. They also act as auditors for certain other funds advised by the Adviser and its affiliates.

INVESTMENT ADVISER
     OppenheimerFunds, Inc.
     Two World Trade Center
     New York, New York 10048-0203

DISTRIBUTOR
     OppenheimerFunds Distributor, Inc.
     Two World Trade Center
     New York, New York 10048-0203

TRANSFER AGENT
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1-800-525-7048

CUSTODIAN OF PORTFOLIO SECURITIES
    Investors Bank & Trust Company
    89  South Street
    Boston, MA 02111

INDEPENDENT AUDITORS
   Price Waterhouse LLP
   1900 Chase Square
   Rochester, NY 14604

LEGAL COUNSEL
     Kirkpatrick & Lockhart LLP
     1800 Massachusetts Avenue, N.W.
     Washington, D.C. 20036

                      FINANCIAL STATEMENTS [TO BE PROVIDED]

                                   ROCHESTER
                         [ARTWORK] FUND
                                   MUNICIPALS

                             APPENDIX A

                   DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

STANDARD & POOR'S RATING GROUP
A brief description of the applicable Standard & Poor's Corporation rating symbols and their meanings (as published by Standard & Poor's Corporation) follows:

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligator with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

         I. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         II. Nature of and provisions of the obligation;

         III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

Long-Term Municipal Bonds

AAA Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB-D Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investors should exercise his own judgement with respect to such likelihood and risk.

Short-Term Tax-Exempt Notes

Standard & Poor's tax exempt note ratings are generally given to such notes that mature in three years or less. The three rating categories are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2     Satisfactory capacity to pay principal interest.

SP-3     Speculative capacity to pay principal and interest.

Tax-Exempt Commercial Paper

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 165 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. These issues determined to posses overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

B Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C & D These ratings indicate that the issue is either in default or expected to be in default upon maturity.

MOODY'S INVESTORS SERVICE, INC.
A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follow:

Long-Term Municipal Bonds

Aaa Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such issues. With the occasional exception of oversupply in a few specific instances, the safety of obligations of this class is so absolute that their market value is affected solely by money market fluctuations.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the one-term risks appear somewhat larger than the Aaa securities. These Aa bonds are high grade, their market value virtually immune to all but money market fluctuations.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as higher medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to A-rated bonds may be influenced to some degree by credit circumstances during a sustained period of depressed business conditions. During periods of normalcy, bonds of this quality frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.

Baa Bonds which are rated Baa are considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments but certain protective elements may be lacking or may be characteristically unreliable or over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to change in economic circumstances, and aside from occasional speculative factors applying to some bonds of this class, Baa market valuations move in parallel with Aaa, Aa and A obligations during periods of economic normalcy, except in instances of oversupply.

Ba-C Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Con. Bonds for which the security depends upon the completion of some act or the fulfillment of some conditions are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit status upon completion of construction or elimination of basis of condition.

Short-Term Tax-Exempt Notes

The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality... but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk but having protection...and not distinctly or predominantly speculative".

Tax-Exempt Commercial Paper

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Issuers rated Prime 1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

         Issuers rated Prime 2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

         Issuers rated Prime 3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

FITCH INVESTORS SERVICE, INC.
A brief description of the applicable Fitch Investors Service rating symbols and their meanings follow:

Long Term Municipal Bonds

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high quality. "The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bond rating "AAA".

A   Bonds considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-C BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes, however, business and financial alternatives can be identified which could assist the obligor in satisfying debt service requirements. B bonds are considered highly speculative. While debt service payments are currently being met, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety. CCC bonds have certain identifiable characteristics which, if not remedied, may lead to default; CC bonds are minimally protected and default in payment of interest and/or principal seems probable over time; C bonds are in imminent default in payment of interest or principal.

DDD Bonds rated DDD, DD, D are in default on interest and/or principal payments. Such bonds are extremely speculative. "DDD" represents the highest probability for recovery on these bonds, "D" represents the lowest probability for recovery.

Plus (+) Minus(-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs are not used in the "AAA", "DDD", "DD", or "D" categories.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

                            ROCHESTER FUND MUNICIPALS

                            PART C. OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

(a) Financial Statements:      None

(b) Exhibits:

     (1) Amended and Restated Declaration of Trust as filed with the Commonwealth of Massachusetts on February 8, 1995, as amended on November 7, 1995 ("Amended and Restated Declaration of Trust"--filed herewith

     (2) Bylaws--filed with Registrant's Post Effective Amendment No. 13 filed May 1, 1993--incorporated by reference

     (3) Not Applicable

     (4) Specimen Share Certificate--filed with Registrant's Post Effective Amendment No. 11 filed March 1, 1992--incorporated by reference

     (5) Investment Advisory Agreement dated January 4, 1996 with Oppenheimer Management Corporation--filed herewith

     (6) (a) General Distributor's Agreement dated January 4, 1996 with Oppenheimer Funds Distributor, Inc.--filed herewith

          (b) Form of Oppenheimer Funds Distributor Inc. Dealer Agreement--Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc.
    (Reg. No. 33-17850) filed September 30, 1994--incorporated by reference

          (c) Form of Oppenheimer Funds Distributor Inc. Broker Agreement--Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc.
    (Reg. No. 33-17850) filed September 30, 1994--incorporated by reference

          (d) Form of Oppenheimer Funds Distributor Inc. Agency Agreement--Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc.
    (Reg. No. 33-17850) filed September 30,1994--incorporated by reference

     (7) Amended and Restated Retirement Plan for Independent Trustees of Registrant adopted on January 26, 1995, as amended and restated October 16, 1995 --filed herewith

     (8) Acknowledgement of Assignment of Custodian Agreement between Registrant and Investors Bank & Trust Company--filed with Registrant's Post Effective Amendment No. 9 filed March 11, 1991--incorporated by reference

     (9) (a) Accounting, Administration and Recordkeeping Agreement with Rochester Fund Services Inc. dated April 15, 1994 as assigned to Oppenheimer Management Corporation--filed herewith

          (b) Form of Service Contract with Oppenheimer Shareholder Services-- filed herewith

     (10) Consent of Counsel--incorporated by reference to the Registrant's Rule 24f-2 Notice filed on February 17, 1995

     (11) Independent Auditor's Consent--filed herewith

     (12) Not Applicable

     (13) Not Applicable

     (14) Not Applicable

     (15) Amended and Restated Service Plan and Agreement with Oppenheimer Funds Distributor, Inc. dated January 4, 1996 for Class A Shares--filed herewith

     (16) Performance Computation Schedule--to be filed

     (17) Financial Data Schedule--to be filed

     (18) Oppenheimer Fund Multiple Class Plan under Rule 18f-3 dated January 5, 1996--filed herewith

     -- Powers of Attorney


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     The Board of Trustees of the Registrant is identical to the Boards of Trustees of The Bond Fund For Growth ("RCVGX"), and Limited Term New York Municipal Fund ("LTNYX"), both business trusts organized under the laws of the Commonwealth of Massachusetts (collectively, "The Rochester Funds").



ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

   TITLE OF CLASS                NUMBER OF RECORD HOLDERS AS OF JANUARY 3, 1996
   Shares of Beneficial Interest
   $.01 par value                             117,936,363.1510



ITEM 27. INDEMNIFICATION.

     Registrant's Amended and Restated Agreement and Declaration of Trust, which is incorporated herein, as Exhibit 1 contains certain provisions relating to the indemnification of Registrant's officers and trustees. Section 6.4 of Registrant's Agreement and Declaration of Trust provides that Registrant shall indemnify (from the assets of the Series or Class in question) each of its trustees and officers (including persons who served at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to, amounts paid for satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a trustee or officer, director or trustee, except with respect to any matter as to which it has been determined in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interest of Registrant or (ii) had acted with willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct".

     Section 6.4 provides that a determination that the covered conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or
(iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

     In addition, Section 6.4 provides that expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, providing that the Covered Person shall have undertaken to repay the amounts so paid to the Fund in question if it is ultimately determined that indemnification of such expenses is not authorized under Article 6 and (i) the Covered Person shall have provided security for such undertaking, (ii) Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of disinterested trustees who are not a party to the proceeding, by an independent legal counsel in a written opinion, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     Section 6.1 of Registrant's Agreement and Declaration of Trust provides, among other things, that nothing in the Agreement and Declaration of Trust shall protect any trustee or officer against any liability to Registrant or the shareholders to which such trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee or such officer.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     During the last two fiscal years, all other business, profession, vocation or employment of a substantial nature in which the investment adviser of Registrant and each director, officer or partner of that investment adviser have been engaged for their own account or in the capacity of director, officer, employee, partner or trustee is as follows:

     (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

     (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name & Current Position          Other Business and Connections
with OppenheimerFunds, Inc.      During the Past Two Years
---------------------------      ------------------------------

Lawrence Apolito,                None.
Vice President

James C. Ayer, Jr.,              Vice President and Portfolio Manager of
Assistant Vice President         Oppenheimer Gold & Special Minerals Fund and
                                 Oppenheimer Global Emerging Growth Fund.

Victor Babin,                    None.
Senior Vice President

Robert J. Bishop                 Assistant Treasurer of the Oppenheimer Funds
Assistant Vice President         listed below); previously a Fund Controller for
                                 Oppenheimer Management Corporation (the
                                 "Manager").

Bruce Bartlett                   Vice President and Portfolio Manager of
Vice President                   Oppenheimer Total Return Fund, Inc.,
                                 Oppenheimer Main Street Funds, Inc. and
                                 Oppenheimer Variable Account Funds; formerly a
                                 Vice President and Senior Portfolio Manager at
                                 First of America Investment Corp.

Name & Current Position          Other Business and Connections
with OppenheimerFunds, Inc.      During the Past Two Years
---------------------------      ------------------------------

George Bowen                     Treasurer of the New York-based
Senior Vice President            Oppenheimer Funds; Vice President, Secretary
and Treasurer                    and Treasurer of the Denver-based Oppenheimer
                                 Funds. Vice President and Treasurer of
                                 Oppenheimer Funds Distributor, Inc. (the
                                 "Distributor") and HarbourView Asset Management
                                 Corporation ("HarbourView"), an investment adviser subsidiary of OMC; Senior Vice
                                 President, Treasurer, Assistant Secretary and a director of Centennial Asset Management
                                 Corporation ("Centennial"), an investment adviser subsidiary of the Manager; Vice
                                 President, Treasurer and Secretary of
                                 Shareholder Services, Inc. ("SSI") and
                                 Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of OMC; President, Treasurer and Director of Centennial Capital
                                 Corporation; Vice President and Treasurer of
                                 Main StreetAdvisers.

Michael A. Carbuto,              Vice President and Portfolio Manager of
Vice President                   Oppenheimer Tax-Exempt Cash Reserves,
                                 Centennial California Tax Exempt Trust,
                                 Centennial New York Tax Exempt Trust and
                                 Centennial Tax Exempt Trust; Vice President of Centennial.

William Colbourne,               Formerly, Director of Alternative Staffing
Assistant Vice President         Resources, and Vice President of Human
                                 Resources, American Cancer Society.

Lynn Coluccy, Vice President     Formerly Vice President\Director of Internal
                                 Audit of the Manager.

O. Leonard Darling,              Formerly Co-Director of Fixed Income for State
Executive Vice President         Street Research & Management Co.

Robert A. Densen,                None.
Senior Vice President

Robert Doll, Jr.,                Vice President and Portfolio Manager of
Executive Vice President         Oppenheimer Growth Fund, Oppenheimer Variable
                                 Account Funds, Oppenheimer Main Street Funds,
                                 Inc. and Oppenheimer Target Fund; Senior Vice
                                 President and Portfolio Manager of Oppenheimer
                                 Strategic Income & Growth Fund.

John Doney, Vice President       Vice President and Portfolio Manager of
                                 Oppenheimer Equity Income Fund.

Name & Current Position          Other Business and Connections
with OppenheimerFunds, Inc.      During the Past Two Years
---------------------------      ------------------------------

Andrew J. Donohue,               Secretary of the New York-based Oppenheimer
Executive Vice President         Funds; Vice President of the Denver-based
& General Counsel                Oppenheimer Funds; Executive Vice President,
                                 Director and General Counsel of the
                                 Distributor; formerly Senior Vice President and
                                 Associate General Counsel of the Manager and the Distributor.

Kenneth C. Eich,                 Treasurer of Oppenheimer Acquisition
Executive Vice President/        Corporation
Chief Financial Officer

George Evans, Vice President     Vice President and Portfolio Manager of
                                 Oppenheimer Variable Account Funds and
                                 Oppenheimer Global Securities Fund.

Scott Farrar,                    Assistant Treasurer of the Oppenheimer Funds;
Assistant Vice President         previously a Fund Controller for the Manager.

Ronald H. Fielding               Vice President and Portfolio Manager of
Senior Vice President            Rochester Fund Municipals and Limited Term New
                                 York Municipal Fund

Katherine P. Feld                Vice President and Secretary of Oppenheimer
Vice President and               Funds Distributor, Inc.; Secretary of
Secretary                        HarbourView, Main Street Advisers, Inc. and
                                 Centennial; Secretary, Vice President and
                                 Director of Centennial Capital Corp.

Jon S. Fossel,                   President and director of Oppenheimer
Chairman of the Board            Acquisition Corp. ("OAC"), the Manager's
and Director                     parent holding company; President, CEO and a
                                 director of HarbourView; a director of SSI and SFSI; President, Director, Trustee, and
                                 Managing General Partner of the Denver-based
                                 Oppenheimer Funds; President and Chairman of the Board of Main Street Advisers, Inc.;
                                 formerly Chief Executive Officer of the
                                 Manager.

Name & Current Position          Other Business and Connections
with OppenheimerFunds, Inc.      During the Past Two Years
---------------------------      ------------------------------

Robert G. Galli,                 Trustee of the New York-based Oppenheimer
Vice Chairman                    Funds; Vice President and Counsel of OAC;
                                 formerly he held the following positions: a director of the Distributor, Vice President and a director of HarbourView and Centennial, a director of SFSI and SSI, an officer of other
                                 Oppenheimer Funds and Executive Vice President
                                 & General Counsel of the Manager and the Distributor.

Linda Gardner,                   None.
Assistant Vice President

Ginger Gonzalez,                 Formerly 1st Vice President/Director of
Vice President                   Creative Services for Shearson Lehman Brothers.

Mildred Gottlieb                 Formerly served as a Strategy Consultant for
Assistant Vice President         the Private Client Division of Merrill Lynch.

Dorothy Grunwager,               None.
Assistant Vice President

Caryn Halbrecht,                 Vice President and Portfolio Manager of
Vice President                   Oppenheimer Insured Tax-Exempt Fund and
                                 Oppenheimer Intermediate Tax Exempt Fund; an officer of other Oppenheimer Funds; formerly
                                 Vice President of Fixed Income Portfolio
                                 Management at Bankers Trust.

Barbara Hennigar,                President and Director of Shareholder
President and Chief              Financial Service, Inc.
Executive Officer of
Oppenheimer Shareholder
Services, a division of OMC.

Alan Hoden, Vice President       None.

Merryl Hoffman,                  None.
Vice President

Scott T. Huebl,                  None.
Assistant Vice President

Jane Ingalls,                    Formerly a Senior Associate with Robinson,
Assistant Vice President         Lake/Sawyer Miller.

Name & Current Position          Other Business and Connections
with OppenheimerFunds, Inc.      During the Past Two Years
---------------------------      ------------------------------

Bennett Inkeles,                 Formerly employed by Doremus & Company, an
Assistant Vice President         advertising agency.

Frank Jennings                   Portfolio Manager of Oppenheimer Global
Vice President                   Growth & Income Fund.  Formerly a Managing
                                 Director of Global Equities at Paine Webber's
                                 Mitchell Hutchins division.

Stephen Jobe,                    None.
Vice President

Heidi Kagan,                     None.
Assistant Vice President

Avram Kornberg,                  Formerly a Vice President with Bankers Trust.
Vice President

Paul LaRocco,                    Portfolio Manager of Oppenheimer Capital
Assistant Vice President         Appreciation Fund and Oppenheimer Variable
                                 Account Funds; Associate Portfolio Manager of
                                 Oppenheimer Discovery Fund. Formerly a
                                 Securities Analyst for Columbus Circle
                                 Investors.

Mitchell J. Lindauer,            None.
Vice President

Loretta McCarthy,                None.
Senior Vice President

Bridget Macaskill,               Director and Trustee of the New York based
President, Chief Executive       Oppenheimer funds; Vice President and a
Officer and Director             Director of OAC; Director of HarbourView;
                                 Director of Main Street Advisers, Inc.; and
                                 Chairman of Shareholder Services, Inc.

Sally Marzouk,                   None.
Vice President

Marilyn Miller,                  Formerly a Director of marketing for
Vice President                   TransAmerica Fund Management Company.

Denis R. Molleur,                None.
Vice President

Name & Current Position          Other Business and Connections
with OppenheimerFunds, Inc.      During the Past Two Years
---------------------------      ------------------------------

Kenneth Nadler,                  None.
Vice President

David Negri,                     Vice President and Portfolio Manager of
Vice President                   Oppenheimer Strategic Bond Fund, Oppenheimer
                                 Multiple Strategies Fund, Oppenheimer Asset
                                 Allocation Fund, Oppenheimer Strategic Income
                                 Fund, Oppenheimer Strategic Income & Growth
                                 Fund, Oppenheimer High Income Fund, Oppenheimer
                                 Variable Account Funds and Oppenheimer Bond
                                 Fund; an officer of other Oppenheimer Funds.

Barbara Niederbrach,             None.
Assistant Vice President

Stuart Novek,                    Formerly a Director Account Supervisor for
Vice President                   J. Walter Thompson.

Robert A. Nowaczyk,              None.
Vice President

Robert E. Patterson,             Vice President and Portfolio Manager of
Senior Vice President            Oppenheimer Main Street California Tax-Exempt
                                 Fund, Oppenheimer Insured Tax-Exempt Fund,
                                 Oppenheimer Intermediate Tax-Exempt Fund,
                                 Oppenheimer Florida Tax-Exempt Fund,
                                 Oppenheimer New Jersey Tax-Exempt Fund,
                                 Oppenheimer Pennsylvania Tax-Exempt Fund,
                                 Oppenheimer California Tax-Exempt Fund,
                                 Oppenheimer New York Tax-Exempt Fund and
                                 Oppenheimer Tax-Free Bond Fund; Vice President of the New York Tax-Exempt Income Fund, Inc.;
                                 Vice President of Oppenheimer Multi-Sector
                                 Income Trust.

Tilghman G. Pitts III,           Chairman and Director of the Distributor.
Executive Vice President
and Director

Jane Putnam,                     Associate Portfolio Manager of Oppenheimer
Assistant Vice President         Growth Fund and Oppenheimer Target Fund. Vice
                                 President and Portfolio Manager for Oppenheimer
                                 Variable Account Funds. Formerly Fund; Senior
                                 Investment Officer and Portfolio Manager with
                                 Chemical Bank.

Name & Current Position          Other Business and Connections
with OppenheimerFunds, Inc.      During the Past Two Years
---------------------------      ------------------------------

Russell Read,                    Formerly an International Finance Consultant
Vice President                   for Dow Chemical.

Thomas Reedy,                    Vice President of Oppenheimer Multi-Sector
Vice President                   Income Trust and Oppenheimer Multi-Government
                                 Trust; an officer of other Oppenheimer Funds;
                                 formerly a Securities Analyst for the Manager.

David Robertson,                 None.
Vice President

Adam Rochlin,                    Formerly a Product Manager for Metropolitan
Assistant Vice President         Life Insurance Company.

Michael S. Rosen                 Vice President and Portfolio Manager of the
Vice President                   Rochester Fund Series--The Bond Fund For Growth

David Rosenberg,                 Vice President and Portfolio Manager of
Vice President                   Oppenheimer Limited-Term Government Fund and
                                 Oppenheimer U.S. Government Trust. Formerly
                                 Vice President and Senior Portfolio Manager for
                                 Delaware Investment Advisors.

Richard H. Rubinstein,           Vice President and Portfolio Manager of
Vice President                   Oppenheimer Asset Allocation Fund, Oppenheimer
                                 Fund and Oppenheimer Multiple Strategies Fund;
                                 an officer of other Oppenheimer Funds; formerly
                                 Vice President and Portfolio Manager/Security
                                 Analyst for Oppenheimer Capital Corp., an investment adviser.

Lawrence Rudnick,                Formerly Vice President of Dollar Dry Dock
Assistant Vice President         Bank.

James Ruff,                      None.
Executive Vice President

Ellen Schoenfeld,                None.
Assistant Vice President

Name & Current Position          Other Business and Connections
with OppenheimerFunds, Inc.      During the Past Two Years
---------------------------      ------------------------------

Diane Sobin,                     Vice President and Portfolio Manager of
Vice President                   Oppenheimer Total Return Fund, Inc.,
                                 Oppenheimer Main Street Funds, Inc. and
                                 Oppenheimer Variable Account Funds; formerly a
                                 Vice President and Senior Portfolio Manager for
                                 Dean Witter InterCapital, Inc.

Nancy Sperte,                    None.
Senior Vice President

Donald W. Spiro,                 President and Trustee of the New York-based
Chairman Emeritus                Oppenheimer Funds; formerly Chairman of the
and Director                     Manager and the Distributor.

Arthur Steinmetz,                Vice President and Portfolio Manager of
Senior Vice President            Oppenheimer Strategic Income Fund, Oppenheimer
                                 Strategic Income & Growth Fund; an officer of other Oppenheimer Funds.

Ralph Stellmacher,               Vice President and Portfolio Manager of
Senior Vice President            Oppenheimer Champion Income Fund and
                                 Oppenheimer High Yield Fund; an officer of other Oppenheimer Funds.

John Stoma, Vice President       Formerly Vice President of Pension Marketing
                                 with Manulife Financial.

James C. Swain,                  Chairman, CEO and Trustee, Director or
Vice Chairman of the             Managing Partner of the Denver-based
Board of Directors               Oppenheimer Funds; President and a Director
and Director                     of Centennial; formerly President and Director
                                 of OAMC, and Chairman of the Board of SSI.

James Tobin, Vice President      None.

Jay Tracey, Vice President       Vice President of the Manager; Vice President
                                 and Portfolio Manager of Oppenheimer Discovery
                                 Fund. Formerly Managing Director of Buckingham
                                 Capital Management.

Gary Tyc, Vice President,        Assistant Treasurer of the Distributor and
Assistant Secretary              SFSI.
and Assistant Treasurer

Jeffrey Van Giesen               Formerly employed by Kidder Peabody Asset
Vice President                   Management.

Name & Current Position          Other Business and Connections
with OppenheimerFunds, Inc.      During the Past Two Years
---------------------------      ------------------------------

Ashwin Vasan,                    Vice President and Portfolio Manager of
Vice President                   Oppenheimer Multi-Sector Income Trust,
                                 Oppenheimer Multi-Government Trust and
                                 Oppenheimer International Bond Fund; an officer of other Oppenheimer Funds.

Valerie Victorson,               None.
Vice President

Dorothy Warmack,                 Vice President and Portfolio Manager of Daily
Vice President                   Cash Accumulation Fund, Inc., Oppenheimer Cash
                                 Reserves, Centennial America Fund, L.P.,
                                 Centennial Government Trust and Centennial
                                 Money Market Trust; Vice President of
                                 Centennial.

Christine Wells,                 None.
Vice President

William L. Wilby,                Vice President and Portfolio Manager of
Senior Vice President            Oppenheimer Global Fund and Oppenheimer Global
                                 Growth & Income Fund; Vice President of
                                 HarbourView; an officer of other Oppenheimer
                                 Funds.

Susan Wilson-Perez,              None.
Vice President

Carol Wolf,                      Vice President and Portfolio Manager of
Vice President                   Oppenheimer Money Market Fund, Inc., Centennial
                                 America Fund, L.P., Centennial Government
                                 Trust, Centennial Money Market Trust and Daily
                                 Cash Accumulation Fund, Inc.; Vice President of
                                 Oppenheimer Multi-Sector Income Trust; Vice
                                 President of Centennial.

Robert G. Zack,                  Associate General Counsel of the Manager;
Senior Vice President            Assistant Secretary of the Oppenheimer
and Assistant Secretary          Funds; Assistant Secretary of SSI, SFSI; an
                                 officer of other Oppenheimer Funds.

Eva A. Zeff,                     An officer of certain Oppenheimer Funds;
Assistant Vice President         Assistant Vice President formerly a Securities
                                 Analyst for the Manager.

Name & Current Position          Other Business and Connections
with OppenheimerFunds, Inc.      During the Past Two Years
---------------------------      ------------------------------

Arthur J. Zimmer,                Vice President and Portfolio Manager of
Vice President                   Centennial America Fund, L.P., Oppenheimer
                                 Money Fund, Centennial Government Trust,
                                 Centennial Money Market Trust and Daily Cash
                                 Accumulation Fund, Inc.; Vice President of
                                 Oppenheimer Multi-Sector Income Trust; Vice
                                 President of Centennial; an officer of other
                                 Oppenheimer Funds.

     The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Rochester based OppenheimerFunds set forth below:

          New York-based Oppenheimer Funds
          --------------------------------
          Oppenheimer Asset Allocation Fund
          Oppenheimer Bond Fund For Growth
          Oppenheimer California Tax-Exempt Fund
          Oppenheimer Discovery Fund
          Oppenheimer Global Emerging Growth Fund
          Oppenheimer Global Fund
          Oppenheimer Global Growth & Income Fund
          Oppenheimer Gold & Special Minerals Fund
          Oppenheimer Growth Fund
          Oppenheimer Money Market Fund, Inc.
          Oppenheimer Multi-Government Trust
          Oppenheimer Multi-Sector Income Trust
          Oppenheimer Multi-State Tax-Exempt Trust
          Oppenheimer New York Tax-Exempt Fund
          Oppenheimer Fund
          Oppenheimer Target Fund
          Oppenheimer Tax-Free Bond Fund
          Oppenheimer U.S. Government Trust

          Denver-based Oppenheimer Funds
          ------------------------------
          Oppenheimer Cash Reserves
          Centennial America Fund, L.P.
          Centennial California Tax Exempt Trust
          Centennial Government Trust
          Centennial Money Market Trust
          Centennial New York Tax Exempt Trust
          Centennial Tax Exempt Trust
          Daily Cash Accumulation Fund, Inc.

          The New York Tax-Exempt Income Fund, Inc.
          Oppenheimer Champion Income Fund
          Oppenheimer Equity Income Fund
          Oppenheimer High Yield Fund
          Oppenheimer Integrity Funds
          Oppenheimer International Bond Fund
          Oppenheimer Limited-Term Government Fund
          Oppenheimer Main Street Funds, Inc.
          Oppenheimer Strategic Funds Trust
          Oppenheimer Strategic Income & Growth Fund
          Oppenheimer Tax-Exempt Fund
          Oppenheimer Total Return Fund, Inc.
          Oppenheimer Variable Account Funds

          Rochester-based OppenheimerFunds
          --------------------------------
          Rochester Fund Series--The Bond Fund For Growth
          Rochester Fund Municipals
          Rochester Portfolio Series--Limited Term New York Municipal Fund

     (b) The address of OppenheimerFunds, Inc. the New York-based Oppenheimer Funds, Oppenheimer Funds Distributor, Inc., Harbourview Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Shareholder Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Main Street Advisers, Inc. is 3410 South Galena Street, Denver, Colorado 80231.

     The address of the Rochester OppenheimerFunds is 350 Linden Oaks, Rochester, New York 14625.

Item 29. PRINCIPAL UNDERWRITERS

     (a) OppenheimerFunds Distributor, Inc. is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds,Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

     (b) The directors and officers of the Registrant's principal underwriter are:

                                                                    Positions
                                                                    and
Name & Principal                  Positions & Offices               Offices with
Business Address                  with Underwriter                  Registrant
----------------                  -------------------               ------------

George Clarence Bowen+            Vice President & Treasurer        Treasurer

                                                                    Positions
                                                                    and
Name & Principal                  Positions & Offices               Offices with
Business Address                  with Underwriter                  Registrant
----------------                  -------------------               ------------

Christopher Blunt                 Vice President                    None
6 Baker Avenue
Westport, CT  06880

Julie Bowers                      Vice President                    None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan                  Vice President                    None
1940 Cotswold Drive
Orlando, FL 32825

Mary Ann Bruce*                   Senior Vice President -           None
                                  Financial Institution Div.

Robert Coli                       Vice President                    None
12 Whitetail Lane
Bedminster, NJ 07921

Ronald T. Collins                 Vice President                    None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Mary Crooks+                      Vice President                    None

Paul Delli Bovi                   Vice President                    None
750 West Broadway
Apt. 5M
Long Beach, NY  11561

Andrew John Donohue*              Executive Vice                    Secretary
                                  President & Director

Wendy H. Ehrlich                  Vice President                    None
4 Craig Street
Jericho, NY 11753

Kent Elwell                       Vice President                    None
41 Craig Place
Cranford, NJ  07016

John Ewalt                        Vice President                    None
2301 Overview Dr. NE
Tacoma, WA 98422

                                                                    Positions
                                                                    and
Name & Principal                  Positions & Offices               Offices with
Business Address                  with Underwriter                  Registrant
----------------                  -------------------               ------------

Katherine P. Feld*                Vice President & Secretary        None

Mark Ferro                        Vice President                    None
43 Market Street
Breezy Point, NY 11697

Wendy Fishler*                    Vice President -                  None
                                  Financial Institution Div.

Wayne Flanagan                    Vice President -                  None
36 West Hill Road                 Financial Institution Div.
Brookline, NH 03033

Ronald R. Foster                  Senior Vice President -           None
11339 Avant Lane                  Eastern Division Manager
Cincinnati, OH 45249

Patricia Gadecki                  Vice President                    None
6026 First Ave. South,
Apt. 10
St. Petersburg, FL 33707

Luiggino Galleto                  Vice President                    None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                        Vice President -                  None
5506 Bryn Mawr                    Financial Institution Div.
Dallas, TX 75209

Ralph Grant*                      Vice President/National           None
                                  Sales Manager - Financial
                                  Institution Div.

Sharon Hamilton                   Vice President                    None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277

Carla Jiminez                     Vice President                    None
609 Chimney Bluff Drive
Mt. Pleasant, SC 29464

Michael Keogh*                    Vice President                    None

                                                                    Positions
                                                                    and
Name & Principal                  Positions & Offices               Offices with
Business Address                  with Underwriter                  Registrant
----------------                  -------------------               ------------

Richard Klein                     Vice President                    None
4011 Queen Avenue South
Minneapolis, MN 55410

Hans Klehmet II                   Vice President                    None
26542 Love Lane
Ramona, CA 92065

Ilene Kutno*                      Assistant Vice President          None

Wayne A. LeBlang                  Senior Vice President -           None
23 Fox Trail                      Director Eastern Div.
Lincolnshire, IL 60069

Dawn Lind                         Vice President -                  None
7 Maize Court                     Financial Institution Div.
Melville, NY 11747

James Loehle                      Vice President                    None
30 John Street
Cranford, NJ  07016

Laura Mulhall*                    Senior Vice President -           None
                                  Director of Key Accounts

Charles Murray                    Vice President                    None
50 Deerwood Drive
Littleton, CO 80127

Joseph Norton                     Vice President                    None
1550 Bryant Street
San Francisco, CA  94103

Patrick Palmer                    Vice President                    None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Randall Payne                     Vice President -                  None
1307 Wandering Way Dr.            Financial Institution Div.
Charlotte, NC 28226

Gayle Pereira                     Vice President                    None
2707 Via Arboleda
San Clemente, CA 92672

                                                                    Positions
                                                                    and
Name & Principal                  Positions & Offices               Offices with
Business Address                  with Underwriter                  Registrant
----------------                  -------------------               ------------

Charles K. Pettit                 Vice President                    None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                     Vice President                    None
664 Circuit Road
Portsmouth, NH  03801

Tilghman G. Pitts, III*           Chairman & Director               None

Elaine Puleo*                     Vice President -                  None
                                  Financial Institution Div.

Minnie Ra                         Vice President -                  None
109 Peach Street                  Financial Institution Div.
Avenel, NJ 07001

Ian Robertson                     Vice President                    None
4204 Summit Wa
Marietta, GA 30066

Robert Romano                     Vice President                    None
1512 Fallingbrook Drive
Fishers, IN 46038

James Ruff*                       President                         None

Timothy Schoeffler                Vice President                    None
3118 N. Military Road
Arlington, VA 22207

Mark Schon                        Vice President                    None
10483 E. Corrine Dr.
Scottsdale, AZ 85259

Michael Sciortino                 Vice President                    None
785 Beau Chene Dr.
Mandeville, LA 70448

James A. Shaw                     Vice President -                  None
5155 West Fair Place              Financial Institution Div.
Littleton, CO 80123

                                                                    Positions
                                                                    and
Name & Principal                  Positions & Offices               Offices with
Business Address                  with Underwriter                  Registrant
----------------                  -------------------               ------------

Robert Shore                      Vice President -                  None
26 Baroness Lane                  Financial Institution Div.
Laguna Niguel, CA 92677

Peggy Spilker                     Vice President -                  None
2017 N. Cleveland, #2             Financial Institution Div.
Chicago, IL  60614

Michael Stenger                   Vice President                    None
C/O America Building
30 East Central Pkwy
Suite 1008
Cincinnati, OH 45202

George Sweeney                    Vice President                    None
1855 O'Hara Lane
Middletown, PA 17057

Scott McGregor Tatum              Vice President                    None
7123 Cornelia Lane
Dallas, TX  75214

Dave Thomas                       Vice President -                  None
111 South Joliet Circle           Financial Institution Div.
#304
Aurora, CO  80112

Philip St. John Trimble           Vice President                    None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+                    Assistant Treasurer               None

Mark Stephen Vandehey+            Vice President                    None

Gregory K. Wilson                 Vice President                    None
2 Side Hill Road
Westport, CT 06880

Bernard J. Wolocko                Vice President                    None
33915 Grand River
Farmington, MI 48335

William Harvey Young+             Vice President                    None

--------
* Two World Trade Center, New York, NY 10048-0203
+ 3410 South Galena St., Denver, CO 80231

     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND BOOKS.

     All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the General Rules and Regulation as promulgated thereunder, are maintained in possession of OppenheimerFunds, Inc. at its offices at 3410 South Galena Street, Denver, Colorado 80231, except that records with regard to items covered by Registrant's Custodian Agreement, are maintained by, or under agreement with, it Custodian, Investors Bank & Trust Company, 89 South Street, Boston, MA 02111.



ITEM 31. MANAGEMENT SERVICES.

     Not applicable.

ITEM 32. UNDERTAKINGS.

     (a) Not applicable.

     (b) Not applicable.

     (c) The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 10th day of January, 1996

                                            ROCHESTER FUND MUNICIPALS

                                            By:  /s/ Bridget A. Macaskill
                                                -------------------------------
                                                    Bridget A. Macaskill,
                                             Chairman of the Board and President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signatures                    Title                        Date
----------                    -----                        ----

/s/ Bridget A. Macaskill      Chairman of the Board,       January 10, 1996
------------------------       President (Principal
  Bridget A. Macaskill         Executive Officer) and
                               Trustee

  /s/ George C. Bowen         Treasurer (Principal         January 10, 1996
------------------------       Financial and Accounting
   George C. Bowen             Officer)

   /s/ John Cannon            Trustee                      January 10, 1996
------------------------
     John Cannon

  /s/ Paul Y. Clinton         Trustee                      January 10, 1996
------------------------
    Paul Y. Clinton

/s/ Thomas W. Courtney        Trustee                      January 10, 1996
------------------------
  Thomas W. Courtney

  /s/ Lacy B. Herrmann        Trustee                      January 10, 1996
------------------------
    Lacy B. Herrmann

   /s/ George Loft            Trustee                      January 10, 1996
-------------------------
     George Loft